As filed with the Securities and Exchange Commission on October 3, 2000


                                                 Registration No. 33- 83560
                                                                   811-8750
--------------------------------------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C    20549

--------------------------------------------------------------------------------

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.___


                     Post-Effective Amendment No. 11                 X
                                                                     --

                                   and

                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940


                           Amendment No. 12                          X
                                                                     --

                 AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT
                 --------------------------------------
                        (Exact Name of Registrant)

                    AUSA LIFE INSURANCE COMPANY, INC.
                    ---------------------------------
                           (Name of Depositor)

                666 Fifth Avenue, New York, New York 10103
           (Address of Depositor's Principal Executive Offices)

             Depositor's Telephone Number, including Area Code

                             (212) 246-5234

                            Frank A. Camp, Esquire
                       AUSA Life Insurance Company, Inc.
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                 Copy to:

                        Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                        Washington, D.C.  20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies


                                ______________


  It is proposed that this filing will become effective:


                                ______________


  X     immediately upon filing pursuant to paragraph (b) of Rule
-----
        485.


_____   on __________ pursuant to paragraph (b) of Rule 485.


_____   60 days after filing pursuant to paragraph (a)(1) of Rule
        485.

_____   on ______ pursuant to paragraph (a)(1) of Rule
        485.


If appropriate, check the following box:

     _____   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                  THE ENDEAVOR VARIABLE ANNUITY

                                                                 Issued Through

                                         AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

                                                                             by

                                              AUSA LIFE INSURANCE COMPANY, INC.

Prospectus October 9, 2000

This prospectus and the mutual fund prospectuses give you important information about the policies and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about The Endeavor Variable Annuity policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated October 9, 2000. Please call us at (800) 525-6205 or write us at: AUSA Life Insurance Company, Inc., Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:
 .  are not bank deposits
 .  are not federally insured
 .  are not endorsed by any bank or government agency
 .  are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers thirty-one mutual fund portfolios from the underlying funds listed below. There is also a fixed account, which offers interest at rates that are guaranteed by AUSA Life Insurance Company, Inc. (AUSA Life). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

ENDEAVOR SERIES TRUST

  Capital Guardian Global Portfolio

  Capital Guardian U.S. Equity Portfolio

  Capital Guardian Value Portfolio
  Dreyfus Small Cap Value Portfolio
  Dreyfus U.S. Government Securities Portfolio
  Endeavor Asset Allocation Portfolio
  Endeavor Money Market Portfolio
  Endeavor Enhanced Index Portfolio
  Endeavor High Yield Portfolio
  Endeavor Janus Growth Portfolio

  Jennison Growth Portfolio
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Growth Stock Portfolio
  T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES--SERVICE SHARES

  Janus Aspen--Aggressive Growth Portfolio

  Janus Aspen--Strategic Value Portfolio

  Janus Aspen--Worldwide Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
  Transamerica VIF Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND (VIP)--SERVICE CLASS 2
  Fidelity--VIP Equity-Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)--SERVICE CLASS 2
  Fidelity--VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)--SERVICE CLASS 2
  Fidelity--VIP III Growth Opportunities Portfolio
  Fidelity--VIP III Mid Cap Portfolio

WRL SERIES FUND, INC.
  WRL Alger Aggressive Growth

  WRL Gabelli Global Growth
  WRL Goldman Sachs Growth

  WRL Great Companies--Global/2/
  WRL NWQ Value Equity
  WRL Pilgrim Baxter Mid Cap Growth
  WRL Salomon All Cap
  WRL T. Rowe Price Dividend Growth
  WRL T. Rowe Price Small Cap

TABLE OF CONTENTS                                                           Page

GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY POLICY FEE TABLE...................................................   8

EXAMPLES...................................................................  11

1.THE ANNUITY POLICY.......................................................  14

2.PURCHASE.................................................................  14
  Policy Issue Requirements................................................  14
  Premium Payments.........................................................  14
  Initial Premium Requirements.............................................  14
  Additional Premium Payments..............................................  14
  Maximum Total Premium Payments...........................................  15
  Allocation of Premium Payments...........................................  15
  Policy Value.............................................................  15

3.INVESTMENT CHOICES.......................................................  15
  The Separate Account.....................................................  15
  The Fixed Account........................................................  16
  Transfers................................................................  17

4.PERFORMANCE..............................................................  17

5.EXPENSES.................................................................  18
  Surrender Charges........................................................  18
  Mortality and Expense Risk Fee...........................................  18
  Administrative Charges...................................................  19
  Premium Taxes............................................................  19
  Federal, State and Local Taxes...........................................  19
  Transfer Fee.............................................................  19
  Portfolio Management Fees................................................  19

6.ACCESS TO YOUR MONEY.....................................................  19
  Withdrawals..............................................................  19
  Delay of Payment and Transfers...........................................  20

7. ANNUITY PAYMENTS
   (THE INCOME PHASE)......................................................  20
  Annuity Payment Options..................................................  20

8.DEATH BENEFIT............................................................  22
  When We Pay A Death Benefit..............................................  22
  When We Do Not Pay A Death Benefit.......................................  22
  Amount of Death Benefit..................................................  23
  Guaranteed Minimum Death Benefit.........................................  23
  Adjusted Partial Withdrawal..............................................  23

9.TAXES....................................................................  23
  Annuity Policies in General..............................................  24
  Qualified and Nonqualified Policies......................................  24
  Withdrawals--Qualified Policies..........................................  24
  Withdrawals--403(b) Policies.............................................  24
  Diversification and Distribution Requirements............................  25
  Withdrawals--Nonqualified Policies.......................................  25
  Taxation of Death Benefit Proceeds.......................................  25
  Annuity Payments.........................................................  25
  Transfers, Assignments or Exchanges of Policies..........................  26
  Possible Tax Law Changes.................................................  26

10.ADDITIONAL FEATURES.....................................................  26
  Systematic Payout Option.................................................  26
  Dollar Cost Averaging Program............................................  26
  Asset Rebalancing........................................................  27

11.OTHER INFORMATION.......................................................  27
  Ownership................................................................  27
  Assignment...............................................................  27
  AUSA Life Insurance Company, Inc.........................................  27
  The Separate Account.....................................................  27
  Mixed and Shared Funding.................................................  28
  Reinstatements...........................................................  28
  Voting Rights............................................................  28
  Distributor of the Policies..............................................  28
  Variations in Policy Provisions..........................................  29
  IMSA.....................................................................  29
  Legal Proceedings........................................................  29
  Financial Statements.....................................................  29

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............  29

APPENDIX A
  Condensed Financial Information..........................................  30

APPENDIX B
  Historical Performance Data..............................................  33

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by AUSA Life. In no event will this date be later than the last day of the policy month following annuitant's 90th birthday.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The policy value less the surrender charge, service charge, and premium tax charge, if any.

Fixed Account--A part of the general account of AUSA Life. General account assets consist of all of the assets of AUSA Life that are not in the separate account.

Guaranteed Period Option--The one year guaranteed interest rate period of the fixed account which AUSA Life may offer into which premiums may be paid or amounts transferred.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--The policy form refers to this as "annuity purchase value." The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:
 .  the premiums paid; minus
 .  partial withdrawals taken; plus
 .  interest credited in the fixed account; plus

 .  accumulated gains in the separate account; minus

 .  losses in the separate account; minus
 .  any applicable service charges, premium taxes, and transfer fees.

Separate Account--AUSA Endeavor Variable Annuity Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

                         (Note: The SAI contains a more
                              extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.THE ANNUITY POLICY

The flexible premium variable annuity policy offered by AUSA Life Insurance Company, Inc. (AUSA Life, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: thirty-one subaccounts of the separate account and a fixed account of AUSA Life. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers thirty-one subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that AUSA Life guarantees. We guarantee to return your investment with at least 3% annual interest for all amounts allocated to the fixed account.

You can transfer money between any of the investment choices. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You may also buy a tax deferred 403(b) annuity policy with $50 or more. You can add as little as $50 at any time during the accumulation phase.

3.INVESTMENT OPTIONS

You can allocate your premium payments to one or more of the following mutual fund portfolios described in the underlying fund prospectuses:

Capital Guardian Global Portfolio(/1/)

Capital Guardian U.S. Equity Portfolio(/2/)

Capital Guardian Value Portfolio(/3/)
Dreyfus Small Cap Value Portfolio
Dreyfus U.S. Government Securities Portfolio
Endeavor Asset Allocation Portfolio
Endeavor Money Market Portfolio
Endeavor Enhanced Index Portfolio
Endeavor High Yield Portfolio
Endeavor Janus Growth Portfolio

Jennison Growth Portfolio(/4/)
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio
T. Rowe Price International Stock Portfolio

Janus Aspen--Aggressive Growth Portfolio--Service Shares

Janus Aspen--Strategic Value Portfolio-- Service Shares

Janus Aspen--Worldwide Growth Portfolio-- Service Shares
Transamerica VIF Growth Portfolio
Fidelity--VIP Equity-Income Portfolio-- Service Class 2
Fidelity--VIP II Contrafund(R) Portfolio-- Service Class 2
Fidelity--VIP III Growth Opportunities Portfolio--Service Class 2
Fidelity--VIP III Mid Cap Portfolio --Service Class 2
WRL Alger Aggressive Growth

WRL Gabelli Global Growth
WRL Goldman Sachs Growth

WRL Great Companies--Global/2/
WRL NWQ Value Equity
WRL Pilgrim Baxter Mid Cap Growth
WRL Salomon All Cap
WRL T. Rowe Price Dividend Growth
WRL T. Rowe Price Small Cap

(/1/) Formerly known as Endeavor Select Portfolio.

(/2/) Formerly the AUSA Endeavor Target Account.

(/3/) Formerly known as Endeavor Value Equity Portfolio.

(/4/) Formerly known as Endeavor Opportunity Value Portfolio.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

4.PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments withdrawn within seven years after the premium is paid. To calculate surrender charges, we consider the premium you paid to come out before any earnings.

We deduct daily mortality and expense risk fees and administrative charges each year from the assets in each subaccount. The charges are the following annual percentages of assets:

 .  1.55% in the first seven policy years and 1.40% thereafter, for the Annual
   Step-Up Death Benefit; and

 . 1.40% in the first seven policy years and 1.25% thereafter, for the Return of Premium Death Benefit.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary. The charge is waived if the sum of all premium payments, minus all partial withdrawals, is at least $50,000.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit or when annuity payments begin.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios.

6.ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may take out up to 10% of the policy value free of surrender charges once each year. Amounts withdrawn in the first year, or in excess of the 10% free amount, may be subject to a surrender charge.

You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held on qualified plans may be restricted or prohibited.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8.DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

You generally may choose one of the following guaranteed minimum death benefits:

 .  Annual Step-Up

 .  Return of Premium

Charges are lower for the Return of Premium Death Benefit, than they are for the Annual Step-Up Death Benefit.

If an owner is not the annuitant, no death benefit is paid if that owner dies.

9.TAXES

Your earnings, if any, are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment would not be taxable as income.

10.ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 . You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, either monthly or quarterly, into your choice of one or more subaccounts. This feature is called "dollar cost averaging."

 . We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "asset rebalancing."

These features may not be suitable for your particular situation.

11.OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund within 20 days after you receive it. The amount of the refund will be the total of all premium payments made and the accumulated gains or losses in the policy value, if any. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, and the guaranteed level of certain charges, make this policy appropriate for your needs.

Financial Statements. Financial Statements for AUSA Life and the separate account are in the SAI.

12.INQUIRIES

If you need more information, please contact us at:

  Service Office:
  Financial Markets Division
  Variable Annuity Department
  AUSA Life Insurance Company, Inc.
  4333 Edgewood Road N.E.
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183

  Administrative Office:
  AUSA Life Insurance Company, Inc.
  666 Fifth Avenue, 25th Floor
  New York, NY 10103
  Home Office:
  4 Manhattanville Road
  Purchase, NY 10577

You may check your policy at www.ausalife.com/fmd. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy.

                            ANNUITY POLICY FEE TABLE




 Policy Owner Transaction Expenses
------------------------------------
Sales Load On Purchase
 Payments......................    0
Maximum Surrender Charge
 (as a % of premium
 withdrawal)(/1/)(/2/).........   7%
Annual Service Charge(/1/).. $35 Per
 Policy
Transfer Fee(/1/).. Currently No Fee

Separate Account Annual Expenses (as
          a percentage of
       average account value)
Mortality and Expense Risk
 Fee(/3/)..................... 1.40%
Administrative Charge......... 0.15%
                               -----
TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES .................... 1.55%

------------------------------------------------------------------------------
                         Portfolio Annual Expenses(/4/)
    (as a percentage of average net assets and after expense reimbursements)
------------------------------------------------------------------------------

                                                                        Total
                                                              Total    Account
                                                     Rule   Portfolio    and
                                 Management  Other   12b-1   Annual   Portfolio
                                    Fees    Expenses Fees   Expenses  Expenses
-------------------------------------------------------------------------------
  Capital Guardian
   Global(/5/).................     1.05%     0.39%   --      1.44%     2.99%
  Capital Guardian U.S.
   Equity(/6/).................     0.85%     0.15%   --      1.00%     2.55%
  Capital Guardian
   Value(/5/)(/7/) ............     0.85%     0.07%  0.08%    1.00%     2.55%
  Dreyfus Small Cap
   Value(/7/)..................     0.80%     0.10%  0.32%    1.22%     2.77%
  Dreyfus U.S. Government
   Securities..................     0.65%     0.12%   --      0.77%     2.32%
  Endeavor Asset
   Allocation(/7/).............     0.75%     0.10%  0.02%    0.87%     2.42%
  Endeavor Money Market........     0.50%     0.05%   --      0.55%     2.10%
  Endeavor Enhanced Index......     0.75%     0.04%   --      0.79%     2.34%
  Endeavor High Yield(/8/).....     0.78%     0.50%   --      1.28%     2.83%
  Endeavor Janus Growth(/8/)...     0.80%     0.05%   --      0.85%     2.40%
  Jennison Growth(/5/)(/7/) ...     0.85%     0.05%  0.06%    0.96%     2.51%
  T. Rowe Price Equity
   Income(/7/).................     0.80%     0.07%  0.01%    0.88%     2.43%
  T. Rowe Price Growth
   Stock(/7/)..................     0.80%     0.07%  0.01%    0.88%     2.43%
  T. Rowe Price International
   Stock.......................     0.90%     0.10%   --      1.00%     2.55%
  Janus Aspen--Aggressive
   Growth--
   Service Shares(/9/).........     0.65%     0.02%  0.25%    0.92%     2.47%
  Janus Aspen--Strategic
   Value--Service Shares(/9/)..     0.65%     0.04%  0.25%    0.94%     2.49%
  Janus Aspen--Worldwide
   Growth--
   Service Shares(/9/).........     0.65%     0.05%  0.25%    0.95%     2.50%
  Transamerica VIF Growth......     0.70%     0.15%   --      0.85%     2.40%
  Fidelity--VIP Equity-Income--
   Service Class 2(/10/).......     0.48%     0.10%  0.25%    0.83%     2.38%
  Fidelity--VIP II
   Contrafund(R)--Service Class
   2(/10/).....................     0.58%     0.12%  0.25%    0.95%     2.50%
  Fidelity--VIP III Growth
   Opportunities--
   Service Class 2(/10/).......     0.58%     0.13%  0.25%    0.96%     2.51%
  Fidelity--VIP III Mid Cap--
   Service Class 2(/10/).......     0.57%     0.43%  0.25%    1.25%     2.80%
  WRL Alger Aggressive Growth..     0.80%     0.09%   --      0.89%     2.44%
  WRL Gabelli Global
   Growth(/11/)(/12/) .........     1.00%     0.20%   --      1.20%     2.75%
  WRL Goldman Sachs
   Growth(/11/)................     0.90%     0.10%   --      1.00%     2.55%
  WRL Great Companies--
   Global/2/ (/11/)............     0.80%     0.20%   --      1.00%     2.55%
  WRL Janus Global(/13/).......     0.80%     0.12%   --      0.92%     2.47%
  WRL NWQ Value Equity.........     0.80%     0.10%   --      0.90%     2.45%
  WRL Pilgrim Baxter Mid Cap
   Growth(/11/)(/12/) .........     0.90%     0.10%   --      1.00%     2.55%
  WRL Salomon All Cap(/11/)....     0.90%     0.10%   --      1.00%     2.55%
  WRL T. Rowe Price Dividend
   Growth(/11/)(/12/) .........     0.90%     0.10%   --      1.00%     2.55%
  WRL T. Rowe Price Small
   Cap(/11/)...................     0.75%     0.25%   --      1.00%     2.55%

(/1/) The surrender charge and transfer fee, if any are imposed, apply to each policy, regardless of how the policy value is allocated among the separate account and the fixed account. The annual service charge, if any is imposed, applies only to the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary. If applicable, a surrender charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. There is no transfer fee for the first 12 transfers per year. For additional transfers, AUSA Life may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/2/) The surrender charge is decreased based on the number of years since the premium payment was made, from 7% during the first year after the premium payment was made to 0% after the seventh year after the premium payment was made.

(/3/) Mortality and expense risk fees and the administrative charges shown are for the Annual Step-Up Death Benefit which apply during the first seven policy years. After the seventh policy year the total separate account charges are 1.40%. The corresponding fees for the Return of Premium Death Benefit are 1.40% during the first seven policy years and 1.25% thereafter. The administrative charge may be increased in the future. However, in no event will the total separate account charges exceed 1.55% before the annuity commencement date. And, in no event will the total separate account charges exceed 1.40% on or after the annuity commencement date, regardless of the death benefit that was in effect prior to commencement of annuity payments.

(/4/) The fee table information relating to the underlying funds was provided to AUSA Life by the underlying funds, their investment advisers or managers, and AUSA Life has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. Therefore, AUSA Life disclaims any and all liability for such information.

(/5/) Capital Guardian Global Portfolio was formerly Endeavor Select
      Portfolio, Capital Guardian Value Portfolio was formerly Endeavor Value Equity Portfolio and Jennison Growth Portfolio was formerly Endeavor Opportunity Value Portfolio. On October 9, 2000, each Portfolio's advisor and investment policy were changed. The "Other Expenses" shown for 1999 were before these changes occurred. The "Management Fees" shown are the current fees.

(/6/) Capital Guardian U.S. Equity Portfolio commenced operations on October
      9, 2000, so the expenses shown are estimates for the first year of operations.

(/7/) The Board of Trustees of Endeavor Series Trust (the "Trust") have authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commissions" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses, and therefore, such amounts are shown as 12b-1 fees in the above table. This use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any owner. Endeavor Series Trust, based on advice of counsel, do not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this Prospectus.

(/8/)  The "Management Fees" have been restated to reflect current fees.

(/9/) The expenses in the Annuity Policy Fee Table are based on estimated expenses the new Service Shares Class of each portfolio expects to incur in its initial fiscal year.

(/10/) Service Class 2 expenses are based on estimated expenses for the first year. Fidelity VIP expenses are without any reimbursement.

(/11/) Because WRL Goldman Sachs Growth, WRL Pilgrim Baxter Mid Cap Growth,
       WRL Salomon All Cap, WRL T. Rowe Price Dividend Growth and WRL T. Rowe Price Small Cap commenced operations on May 3, 1999, and because WRL Gabelli Global Growth and WRL Great Companies--Global/2/ commenced operations on September 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.

(/12/) The Management Fee in the Fee Table is based on portfolio average daily net assets of up to $500 million for WRL Gabelli Global Growth, and up to $100 million for WRL Pilgrim Baxter Mid Cap Growth and WRL T. Rowe Price Dividend Growth. See the underlying fund prospectus for more information.

(/13/) Effective September 1, 2000, the WRL Janus Global portfolio was closed to new investors.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire policy value is in the applicable subaccount.
The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Annual Step-Up Death Benefit (1.40% in the first seven policy years and
    1.25% thereafter)
B = Return of Premium Death Benefit (1.25% in the first seven policy years and 1.10% thereafter)

                                                            If the Policy is
                                                             annuitized at
                                                             the end of the
                                     If the Policy is    applicable time period
                                  surrendered at the end    or if the Policy
                                  of the applicable time    is still in the
                                         period.          accumulation phase.
                                 ----------------------------------------------
  Subaccounts                      1     3     5    10    1     3     5    10
                                  Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
  Capital Guardian Global      A  $101 $139  $186  $336  $31   $94  $160  $336
                              -------------------------------------------------
                               B  $ 99 $134  $179  $322  $29   $90  $152  $322
-------------------------------------------------------------------------------
  Capital Guardian U.S.
   Equity                      A  $ 96 $126  $165  $294  $26   $81  $138  $294
                              -------------------------------------------------
                               B  $ 95 $121  $157  $279  $25   $76  $131  $279
-------------------------------------------------------------------------------
  Capital Guardian Value
   Portfolio                   A  $ 96 $126  $165  $294  $26   $81  $138  $294
                              -------------------------------------------------
                               B  $ 95 $121  $157  $279  $25   $76  $131  $279
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value      A  $ 99 $132  $176  $315  $29   $87  $149  $315
                              -------------------------------------------------
                               B  $ 97 $128  $168  $301  $27   $83  $142  $301
-------------------------------------------------------------------------------
  Dreyfus U.S. Government
   Securities                  A  $ 94 $119  $153  $271  $24   $74  $127  $271
                              -------------------------------------------------
                               B  $ 93 $114  $146  $256  $23   $70  $119  $256
-------------------------------------------------------------------------------
  Endeavor Asset Allocation    A  $ 95 $122  $158  $281  $25   $77  $132  $281
                              -------------------------------------------------
                               B  $ 94 $117  $151  $266  $24   $73  $124  $266
-------------------------------------------------------------------------------
  Endeavor Money Market        A  $ 92 $112  $142  $249  $22   $67  $116  $249
                              -------------------------------------------------
                               B  $ 90 $107  $134  $233  $20   $63  $108  $233
-------------------------------------------------------------------------------
  Endeavor Enhanced Index      A  $ 94 $119  $154  $273  $24   $75  $128  $273
                              -------------------------------------------------
                               B  $ 93 $115  $147  $258  $23   $70  $120  $258
-------------------------------------------------------------------------------
  Endeavor High Yield          A  $ 99 $134  $179  $321  $29   $89  $152  $321
                              -------------------------------------------------
                               B  $ 98 $129  $171  $306  $28   $85  $145  $306
-------------------------------------------------------------------------------
  Endeavor Janus Growth        A  $ 95 $121  $157  $279  $25   $76  $131  $279
                              -------------------------------------------------
                               B  $ 93 $117  $150  $264  $23   $72  $123  $264
-------------------------------------------------------------------------------
  Jennison Growth              A  $ 96 $124  $163  $290  $26   $80  $136  $290
                              -------------------------------------------------
                               B  $ 94 $120  $155  $275  $24   $75  $129  $275
-------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                      A  $ 95 $122  $159  $282  $25   $77  $132  $282
                              -------------------------------------------------
                               B  $ 94 $117  $151  $267  $24   $73  $125  $267
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock   A  $ 95 $122  $159  $282  $25   $77  $132  $282
                              -------------------------------------------------
                               B  $ 94 $117  $151  $267  $24   $73  $125  $267
-------------------------------------------------------------------------------
  T. Rowe Price
   International Stock         A  $ 96 $126  $165  $294  $26   $81  $138  $294
                              -------------------------------------------------
                               B  $ 95 $121  $157  $279  $25   $76  $131  $279
-------------------------------------------------------------------------------
  Janus Aspen--Aggressive
   Growth                      A  $ 96 $123  $161  $286  $26   $79  $134  $286
                              -------------------------------------------------
   Service Shares              B  $ 94 $119  $153  $271  $24   $74  $127  $271

EXAMPLES continued........

                                                            If the Policy is
                                                             annuitized at
                                                             the end of the
                                     If the Policy is    applicable time period
                                  surrendered at the end    or if the Policy
                                  of the applicable time    is still in the
                                         period.          accumulation phase.
                                 ----------------------------------------------
  Subaccounts                      1     3     5    10    1     3     5    10
                                  Year Years Years Years Year Years Years Years
-------------------------------------------------------------------------------
  Janus Aspen--Strategic
   Value                       A  $96  $124  $162  $288  $26   $79  $135  $288
                              -------------------------------------------------
   Service Shares              B  $94  $119  $154  $273  $24   $75  $128  $273
-------------------------------------------------------------------------------
  Janus Aspen--Worldwide
   Growth                      A  $96  $124  $162  $289  $26   $79  $136  $289
                              -------------------------------------------------
   Service Shares              B  $94  $120  $155  $274  $24   $75  $128  $274
-------------------------------------------------------------------------------
  Transamerica VIF Growth      A  $95  $121  $157  $279  $25   $76  $131  $279
                              -------------------------------------------------
                               B  $93  $117  $150  $264  $23   $72  $123  $264
-------------------------------------------------------------------------------
  Fidelity--VIP Equity-
   Income                      A  $95  $120  $156  $277  $25   $76  $130  $277
                              -------------------------------------------------
   Service Class 2             B  $93  $116  $149  $262  $23   $71  $122  $262
-------------------------------------------------------------------------------
  Fidelity--VIP II
   Contrafund(R)               A  $96  $124  $162  $289  $26   $79  $136  $289
                              -------------------------------------------------
   Service Class 2             B  $94  $120  $155  $274  $24   $75  $128  $274
-------------------------------------------------------------------------------
  Fidelity--VIP III Growth
   Opportunities               A  $96  $124  $163  $290  $26   $80  $136  $290
                              -------------------------------------------------
   Service Class 2             B  $94  $120  $155  $275  $24   $75  $129  $275
-------------------------------------------------------------------------------
  Fidelity--VIP III Mid Cap    A  $99  $133  $177  $318  $29   $88  $150  $318
                              -------------------------------------------------
   Service Class 2             B  $97  $129  $170  $303  $27   $84  $143  $303
-------------------------------------------------------------------------------
  WRL Alger Aggressive
   Growth                      A  $95  $122  $159  $283  $25   $78  $133  $283
                              -------------------------------------------------
                               B  $94  $118  $152  $268  $24   $73  $125  $268
-------------------------------------------------------------------------------
  WRL Gabelli Global Growth    A  $98  $132  $175  $313  $28   $87  $148  $313
                              -------------------------------------------------
                               B  $97  $127  $167  $299  $27   $82  $141  $299
-------------------------------------------------------------------------------
  WRL Goldman Sachs Growth     A  $96  $126  $165  $294  $26   $81  $138  $294
                              -------------------------------------------------
                               B  $95  $121  $157  $279  $25   $76  $131  $279
-------------------------------------------------------------------------------
  WRL Great Companies--
   Global/2/                   A  $96  $126  $165  $294  $26   $81  $138  $294
                              -------------------------------------------------
                               B  $95  $121  $157  $279  $25   $76  $131  $279
-------------------------------------------------------------------------------
  WRL Janus Global             A  $95  $123  $161  $286  $26   $79  $134  $286
                              -------------------------------------------------
                               B  $94  $119  $153  $271  $24   $74  $127  $271
-------------------------------------------------------------------------------
  WRL NWQ Value Equity         A  $95  $123  $160  $284  $25   $78  $133  $284
                              -------------------------------------------------
                               B  $94  $118  $152  $269  $24   $73  $126  $269
-------------------------------------------------------------------------------
  WRL Pilgrim Baxter Mid Cap
   Growth                      A  $96  $126  $165  $294  $26   $81  $138  $294
                              -------------------------------------------------
                               B  $95  $121  $157  $279  $25   $76  $131  $279
-------------------------------------------------------------------------------
  WRL Salomon All Cap          A  $96  $126  $165  $294  $26   $81  $138  $294
                              -------------------------------------------------
                               B  $95  $121  $157  $279  $25   $76  $131  $279
-------------------------------------------------------------------------------
  WRL T. Rowe Price Dividend
   Growth                      A  $96  $126  $165  $294  $26   $81  $138  $294
                              -------------------------------------------------
                               B  $95  $121  $157  $279  $25   $76  $131  $279
-------------------------------------------------------------------------------
  WRL T. Rowe Price Small
   Cap                         A  $96  $126  $165  $294  $26   $81  $138  $294
                              -------------------------------------------------
                               B  $95  $121  $157  $279  $25   $76  $131  $279

The above tables will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 1999 expenses of the underlying portfolios, except for Capital Guardian U.S. Equity, Endeavor Janus Growth, WRL Goldman Sachs Growth, WRL Pilgrim Baxter Mid Cap Growth, WRL Salomon All Cap, WRL T. Rowe Price Dividend Growth, and WRL T. Rowe Price Small Cap (whose expenses listed above are estimated for the first full year of operations). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which could be greater or less than the assumed rate.

In these examples, the $35 annual service charge is reflected as a charge of 0.0358% based on an average policy value of $97,708.00. Normally, the service charge would be waived if the premium payment, less partial withdrawals, is at least $50,000 on a policy anniversary. However, $35 has been included in these examples for illustrative purposes.

Financial Information. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

1.THE ANNUITY POLICY

This prospectus describes The Endeavor Variable Annuity policy offered by AUSA Life Insurance Company, Inc.

An annuity is a policy between you, the owner, and an insurance company (in this case AUSA Life), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers a one year interest rate that AUSA Life guarantees will not decrease during each one year period.

2.PURCHASE

Policy Issue Requirements

AUSA Life will not issue a policy unless:
 . AUSA Life receives all information needed to issue the policy, . AUSA Life receives a minimum initial premium payment;
 . The annuitant and any joint owner are age 84 or younger; and . You meet our underwriting standards.

Premium Payments

You should make checks for premium payments payable only to AUSA Life Insurance Company, Inc. and send them to the administrative and service office. Your check must be honored in order for AUSA Life to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. The initial premium payment for policies issued under section 403(b) of the Internal Revenue Code is $50. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payments to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payment to the dollar cost averaging fixed account, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions. The allocation change will apply to premium payments received on or after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.INVESTMENT CHOICES

The Separate Account

There are currently thirty-one variable subaccounts available under the policies for new investors.

The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

ENDEAVOR SERIES TRUST

Subadvised by Capital Guardian Trust Company

  Capital Guardian Global Portfolio

  Capital Guardian U.S. Equity Portfolio

  Capital Guardian Value Portfolio
Subadvised by The Dreyfus Corporation
  Dreyfus Small Cap Value Portfolio
  Dreyfus U.S. Government Securities Portfolio
Subadvised by Morgan Stanley Asset Management
  Endeavor Asset Allocation Portfolio
  Endeavor Money Market Portfolio
Subadvised by J.P. Morgan Investment Management Inc.
  Endeavor Enhanced Index Portfolio
Subadvised by Massachusetts Financial Services Company
  Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
  Endeavor Janus Growth Portfolio

Subadvised by Jennison Associates LLC

  Jennison Growth Portfolio
Subadvised by T. Rowe Price Associates, Inc.
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Growth Stock Portfolio

Subadvised by T. Rowe Price International, Inc.
  T. Rowe Price International Stock Portfolio

JANUS ASPEN SERIES--SERVICE SHARES

Managed by Janus Capital Corporation

  Janus Aspen--Aggressive Growth Portfolio

  Janus Aspen--Strategic Value Portfolio

  Janus Aspen--Worldwide Growth Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Managed by Transamerica Investment Management, LLC
  Transamerica VIF Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND--SERVICE CLASS 2
Managed by Fidelity Management & Research Company
  Fidelity--VIP Equity-Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND II--SERVICE CLASS 2
Managed by Fidelity Management & Research Company
  Fidelity--VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III--SERVICE CLASS 2
Managed by Fidelity Management & Research Company
  Fidelity--VIP III Growth Opportunities Portfolio
  Fidelity--VIP III Mid Cap Portfolio

WRL SERIES FUND, INC.
Subadvised by Fred Alger Management, Inc.
  WRL Alger Aggressive Growth

Subadvised by Gabelli Asset Management Company

  WRL Gabelli Global Growth
Subadvised by Goldman Sachs Asset Management
  WRL Goldman Sachs Growth

Subadvised by Great Companies, L.L.C.

  WRL Great Companies--Global/2/
Subadvised by NWQ Investment Management Company, Inc.
  WRL NWQ Value Equity
Subadvised by Pilgrim Baxter & Associates, Ltd.
  WRL Pilgrim Baxter Mid Cap Growth
Subadvised by Salomon Brothers Asset Management Inc
  WRL Salomon All Cap
Subadvised by T. Rowe Price Associates, Inc.
  WRL T. Rowe Price Dividend Growth
  WRL T. Rowe Price Small Cap

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest in this subaccount.

WRL SERIES FUND, INC.

Subadvised by Janus Capital Corporation

  WRL Janus Global

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or mutual funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be different for different funds and portfolios and may be based on the amount of assets that AUSA Life or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of AUSA Life's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. AUSA Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with the other general assets of AUSA Life. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or the fixed account as often as you wish within certain limitations.

Transfers from the guaranteed period option of the fixed account are limited as follows:

 . Transfers at the end of a guaranteed period, if you notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in that guaranteed period option to another investment choice.

 . Transfers of amounts equal to interest credited in the one year guaranteed period option may be made to any subaccount prior to the end of the guaranteed period on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

 . Transfers of other amounts from the one year guaranteed period option prior to the end of the guaranteed period option are limited to 25% of the policy value in that guaranteed period option, less any previous transfer during the current policy year.

There are no transfers permitted out of the dollar cost averaging fixed account option except through the dollar cost averaging program.

Each transfer must be at least $500, or the entire subaccount or guaranteed period option policy value. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer.

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum).

During the income phase of your policy, you may transfer values out of any subaccount up to four times per year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

4.PERFORMANCE

AUSA Life periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase

(decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or surrender charges. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, any advertisement will also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

5.EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can withdraw part or all of the cash value (restrictions may apply to qualified policies). Cash value is the policy value decreased by any applicable surrender charge, service charge, and premium tax charge. After the first year, you can withdraw up to 10% of your policy value once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the withdrawal. If you withdraw money in excess of 10% of your policy value, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. (The free percentage is not cumulative, so not withdrawing anything in one year does not increase the free percentage for subsequent years.) The following schedule shows the surrender charges that apply during the seven years following each premium payment:

                                                            Surrender Charge
   Number of Years                                         (as a percentage of
    Since Premium                                            premium payment
    Payment Date                                               withdrawn)
------------------------------------------------------------------------------
         0-1                                                        7%
         1-2                                                        6%
         2-3                                                        5%
         3-4                                                        4%
         4-5                                                        3%
         5-6                                                        2%
         6-7                                                        1%
      7 or more                                                     0%


For example, assume your policy value is $100,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000--$10,000).

You will receive the full amount of a requested partial withdrawal because we deduct any applicable surrender charge from your remaining value. You receive your cash value upon full surrender. For surrender charge purposes, the oldest premium is considered to be withdrawn first.

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy.

For the Annual Step-Up Death Benefit, the mortality and expense risk fee is at an annual rate of 1.40% of assets for the first seven policy years and 1.25% of assets thereafter. For the Return of Premium Death Benefit the mortality and expense risk fee is at an annual rate of 1.25% of assets for the first seven policy years and 1.10% thereafter. This annual fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policy. This charge is at an annual rate of 0.15% of the daily net asset value of the separate account.

In addition, an annual service charge of the lesser of $35 or 2% of the policy value is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premium(s), less all partial withdrawals, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

 .  you elect to begin receiving annuity payments;

 .  you surrender the policy; or

 . you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Portfolio Management Fees

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the prospectuses for the underlying funds.

6.ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:

 .  by making a withdrawal (either a complete or partial withdrawal); or

 .  by taking systematic payouts.

Withdrawals

If you want to make a complete withdrawal, you will receive your cash value.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the policy value.

After one year, you may take up to 10% of your policy value free of surrender charges once each year. Remember that any withdrawal you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details.

Withdrawals may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.

Withdrawals from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other withdrawals, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date AUSA Life receives all required information. AUSA Life may defer such payment from the separate account if:

 . the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

 . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us 30 days written notice before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 90.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, AUSA Life reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments or this amount may be left to accumulate for a period of time you and AUSA Life agree to. You and AUSA Life will agree on withdrawal rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end.

Payment Option 3--Life Income. You may choose between:

Fixed Payments

 . No Period Certain--We will make level payments only during the annuitant's lifetime.

 . 10 Years Certain--We will make level payments for the longer of the annuitant's lifetime or ten years.

 . Guaranteed Return of Policy Proceeds--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Variable Payments

 . No Period Certain--Payments will be made only during the lifetime of the annuitant.

 . 10 Years Certain--Payments will be made for the longer of the annuitant's lifetime or ten years.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:

Fixed Payments

 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

NOTE CAREFULLY:

IF:

 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and

 . the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

 .  we may make only one (two, three, etc.) annuity payments.

IF:

 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

 . the person receiving payments dies prior to the end of the guaranteed period;

THEN:

 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping AUSA Life informed of their current address.

Other annuity payment options may be arranged by agreement with AUSA Life.

8.DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

 .  you are both the annuitant and an owner of the policy; and

 .  you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

We will also pay a death benefit to your beneficiary IF:

 .  you are not the annuitant; and

 .  the annuitant dies before the annuity commencement date; and

 . you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

 .  you are not the annuitant; and

 .  you die on or after the annuity commencement date; and

 .  the entire interest in the policy has not been paid;

THEN:

 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

 .  you are not the annuitant; and

 .  the annuitant dies prior to the annuity commencement date; and

 . you did not specifically request that the death benefit be paid upon the annuitant's death;

THEN:

 .  you will become the new annuitant and the policy will continue.

IF:

 .  you are not the annuitant; and

 .  you die prior to the annuity commencement date;

THEN:

 . the new owner (unless it is a spouse) must generally surrender the policy within five years of your death for the policy value.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and AUSA Life has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by AUSA Life.

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greater of:

 .  the policy value on the date we receive the required information; or

 . the guaranteed minimum death benefit (discussed below), plus premium payments, less partial withdrawals from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the following two guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.Annual Step-Up Death Benefit

The Annual Step-Up Death Benefit is:

 . the largest policy value on the date of issue or on any policy anniversary prior to the earlier of the date of death or the owner's 81st birthday; plus

 . premium payments less any partial withdrawals taken, subsequent to the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

B.Return of Premium Death Benefit

The Return of Premium Death Benefit is:

 .  total premium payments; less

 .  any partial withdrawals (discussed below) as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose one of the options on the policy application.

IF, under both death benefit options:

 . the surviving spouse elects to continue the policy instead of receiving the death benefit; and

 .  the guaranteed minimum death benefit is greater than the policy value;

THEN:

 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included an explanation of this adjustment in the SAI.

9.TAXES

NOTE: AUSA Life has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. AUSA Life has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will not be taxed on increases in the value of your policy until a distribution occurs--either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:

 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.

 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Withdrawals--Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

 .  the amount that can be contributed to the policy during any year; and

 .  the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Withdrawals--403(b) Policies

The Internal Revenue Code limits withdrawals from certain 403(b) policies. Withdrawals can generally only be made when an owner:

 .  reaches age 59 1/2

 .  leaves his/her job;

 .  dies;

 .  becomes disabled (as that term is defined in the Internal Revenue Code); or

 . declares hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. AUSA Life may modify the policy to attempt to maintain favorable tax treatment.

Withdrawals--Nonqualified Policies

If you make a withdrawal from your policy before the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

 .  paid on or after the taxpayer reaches age 59 1/2;

 .  paid after an owner dies;

 . paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

 . paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

 .  paid under an immediate annuity; or

 .  which come from premium payments made prior to August 14, 1982.

All deferred nonqualified annuity policies that are issued by AUSA Life (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

 . if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments (less amounts received which were not includable in gross income). The same tax treatment applies to any amounts distributed after an owner's death.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

10.ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of the policy value free of surrender charges.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, into any other subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

 . the subaccounts into which money from the dollar cost averaging fixed account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and

 . either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the dollar cost averaging fixed account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the dollar cost averaging fixed account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the dollar cost averaging fixed account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. AUSA Life will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a policy. An assignment may have tax consequences.

AUSA Life Insurance Company, Inc.

AUSA Life Insurance Company, Inc. was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. AUSA Life is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc., which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. AUSA Life is licensed in the District of Columbia, and in all states except Hawaii.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of AUSA Life.

The Separate Account

AUSA Life established a separate account, called the AUSA Endeavor Variable Annuity Account, under the laws of the State of New York on September 27, 1994. The separate account receives and currently invests the premium payments that are allocated to it for investment in shares of the underlying mutual fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or AUSA Life. Income, gains and losses, whether or not realized from assets allocated to the separate account, are in accordance with the policies, credited to or charged against the separate account without regard to AUSA Life's other income, gains or losses.

The assets of the separate account are held in AUSA Life's name on behalf of the separate account and belong to AUSA Life. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business AUSA Life may conduct. The separate account includes other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan of an insurance company. Since the portfolios of the underlying funds are available to registered separate accounts offering variable annuity products of AUSA Life, as well as variable annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including AUSA Life, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying funds' prospectuses for more details.

Reinstatements

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

AUSA Life will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like AUSA Life, it is a Transamerica Company and an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. AUSA Life may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

IMSA

AUSA Life is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. AUSA Life, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, AUSA Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or AUSA Life.

Financial Statements

The financial statements of AUSA Life and the subaccounts are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy--General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of AUSA Life
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each mutual fund subaccount from the date of inception are shown in the following tables.

                          Annual Step-Up Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.55%)

                                         Accumulation Accumulation  Number of
                                          Unit Value   Unit Value  Accumulation
                                         at Beginning  at End of   Units at End
                                           of Year        Year       of Year
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value Subaccount
   1999................................   $ 1.781675   $ 2.270110   92,417.541
   1998(/6/)...........................   $ 1.780884   $ 1.781675  119,463.216
-------------------------------------------------------------------------------
  Dreyfus U.S. Government Securities
   Subaccount
   1999................................   $ 1.283673   $ 1.253119  123,620.377
   1998(/6/)...........................   $ 1.231625   $ 1.283673   38,151.310
-------------------------------------------------------------------------------
  Endeavor Asset Allocation Subaccount
   1999................................   $ 2.529863   $ 3.148754   77,640.163
   1998(/6/)...........................   $ 2.168718   $ 2.529863   31,242.813
-------------------------------------------------------------------------------
  Endeavor Money Market Subaccount
   1999................................   $ 1.236621   $ 1.275724  219,081.992
   1998(/6/)...........................   $ 1.196982   $ 1.236621   52,322.018
-------------------------------------------------------------------------------
  Endeavor Enhanced Index Subaccount
   1999................................   $ 1.574026   $ 1.831468  511,192.617
   1998(/6/)...........................   $ 1.199020   $ 1.574026  202,995.681
-------------------------------------------------------------------------------
  Endeavor High Yield Subaccount
   1999(/7/)...........................   $ 1.000000   $ 1.000739    1,010.192
-------------------------------------------------------------------------------
  Endeavor Janus Growth Subaccount
   1999................................   $31.822714   $49.862043   55,903.910
   1998(/6/)...........................   $19.428802   $31.822714   18,019.791
-------------------------------------------------------------------------------
  Jennison Growth Subaccount*
   1999................................   $ 1.197263   $ 1.235481   89,492.709
   1998(/6/)...........................   $ 1.136598   $ 1.197263   70,958.668
-------------------------------------------------------------------------------
  Capital Guardian Value Subaccount*
   1999................................   $ 2.207657   $ 2.107532  173,486.830
   1998(/6/)...........................   $ 2.022644   $ 2.207657  106,211.103
-------------------------------------------------------------------------------
  Capital Guardian Global Subaccount*
   1999(/7/)...........................   $ 1.000000   $ 1.530432    8,817.278
-------------------------------------------------------------------------------
  T. Rowe Price Equity Income
   Subaccount
   1999................................   $ 2.060734   $ 2.099660  331,752.822
   1998(/6/)...........................   $ 1.885394   $ 2.060734  145,891.829
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock Subaccount
   1999................................   $ 2.586964   $ 3.112902  380,267.267
   1998(/6/)...........................   $ 2.011973   $ 2.586964  206,657.078
-------------------------------------------------------------------------------
  T. Rowe Price International Stock
   Subaccount
   1999................................   $ 1.529380   $ 1.993345  113,650.831
   1998(/6/)...........................   $ 1.313338   $ 1.529380   39,361.912

                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.40%)

                                        Accumulation Accumulation   Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of   Units at End
                                          of Year        Year        of Year
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value Subaccount
   1999...............................   $ 1.785929   $ 2.278888  2,799,571.395
   1998...............................   $ 1.851229   $ 1.785929  2,915,575.262
   1997...............................   $ 1.496065   $ 1.851229  2,294,637.110
   1996...............................   $ 1.206843   $ 1.496065  1,239,443.264
   1995...............................   $ 1.072941   $ 1.206843    535,283.029
-------------------------------------------------------------------------------
  Dreyfus U.S. Government Securities
   Subaccount
   1999...............................   $ 1.286733   $ 1.255919  1,896,613.591
   1998...............................   $ 1.215033   $ 1.286733  1,728,824.679
   1997...............................   $ 1.128769   $ 1.215033  1,093,934.793
   1996...............................   $ 1.124292   $ 1.128769    589,779.900
   1995(/1/)..........................   $ 0.985803   $ 1.124292    204,813.593
-------------------------------------------------------------------------------
  Endeavor Asset Allocation Subaccount
   1999...............................   $ 2.535888   $ 3.160924  2,173,009.491
   1998...............................   $ 2.171948   $ 2.535888  2,197,971.735
   1997...............................   $ 1.833135   $ 2.171948  1,871,808.286
   1996...............................   $ 1.577873   $ 1.833135  1,123,469.170
   1995...............................   $ 1.301669   $ 1.577873    607,869.454
-------------------------------------------------------------------------------
  Endeavor Money Market Subaccount
   1999...............................   $ 1.239556   $ 1.280646  1,064,268.075
   1998...............................   $ 1.196418   $ 1.239556  1,017,991.339
   1997...............................   $ 1.154219   $ 1.196418    611,981.762
   1996...............................   $ 1.115718   $ 1.154219    665,174.123
   1995...............................   $ 1.072424   $ 1.115718    271,034.756
-------------------------------------------------------------------------------
  Endeavor Enhanced Index Subaccount
   1999...............................   $ 1.577775   $ 1.838549  1,383,754.938
   1998...............................   $ 1.217647   $ 1.577775  1,007,218.727
   1997(/5/)..........................   $ 1.000000   $ 1.217647    422,227.210
-------------------------------------------------------------------------------
  Endeavor High Yield Subaccount
   1999(/7/)..........................   $ 1.000000   $ 1.003083      1,008.622
-------------------------------------------------------------------------------
  Endeavor Janus Growth Subaccount
   1999...............................   $31.898334   $50.054351    644,989.894
   1998...............................   $19.665157   $31.898334    636,917.148
   1997...............................   $16.964068   $19.665157    557,897.978
   1996...............................   $14.583843   $16.964068    306,855.075
   1995...............................   $10.051117   $14.583843     97,436.321
-------------------------------------------------------------------------------
  Jennison GrowthSubaccount*
   1999...............................   $ 1.200101   $ 1.240246    931,919.689
   1998...............................   $ 1.156993   $ 1.200101    886,891.881
   1997...............................   $ 1.004355   $ 1.156993    869,832.105
   1996(/4/)..........................   $ 1.000000   $ 1.004355    178,913.412
-------------------------------------------------------------------------------
  Capital Guardian Value Subaccount*
   1999...............................   $ 2.212928   $ 2.115695  3,372,816.213
   1998...............................   $ 2.086130   $ 2.212928  3,668,656.747
   1997...............................   $ 1.694854   $ 2.086130  2,981,906.712
   1996...............................   $ 1.387903   $ 1.694854  1,565,599.143
   1995...............................   $ 1.045610   $ 1.387903    547,233.586
-------------------------------------------------------------------------------
  Capital Guardian Global Subaccount*
   1999(/7/)..........................   $ 1.000000   $ 1.534754     33,757.092
-------------------------------------------------------------------------------
  T. Rowe Price Equity Income
   Subaccount
   1999...............................   $ 2.065623   $ 2.107761  3,519,301.115
   1998...............................   $ 1.925022   $ 2.065623  3,702,824.740
   1997...............................   $ 1.521680   $ 1.925022  2,982,510.532
   1996...............................   $ 1.287240   $ 1.521680  1,387,607.312
   1995(/2/)..........................   $ 1.000000   $ 1.287240    293,619.530
-------------------------------------------------------------------------------
  T. Rowe Price Growth Stock
   Subaccount
   1999...............................   $ 2.593121   $ 3.124914  2,752,366.635
   1998...............................   $ 2.043480   $ 2.593121  2,640,487.984
   1997...............................   $ 1.611613   $ 2.043480  1,925,118.021
   1996...............................   $ 1.353339   $ 1.611613    964,658.085
   1995(/3/)..........................   $ 1.000000   $ 1.353339    189,613.999
-------------------------------------------------------------------------------
  T. Rowe Price International Stock
   Subaccount
   1999...............................   $ 1.533035   $ 2.001071  4,799,569.572
   1998...............................   $ 1.346560   $ 1.533035  4,958,037.992
   1997...............................   $ 1.330640   $ 1.346560  4,334,553.810
   1996...............................   $ 1.171039   $ 1.330640  2,084,832.841
   1995...............................   $ 1.073958   $ 1.171039    681,093.799
-------------------------------------------------------------------------------

(/1/) Period from June 16, 1995 through December 31, 1995 (/2/) Period from June 28, 1995 through December 31, 1995 (/3/) Period from April 28, 1995 through December 31, 1995 (/4/) Period from December 13, 1996 through December 31, 1996. (/5/) Period from May 1, 1997 through December 31, 1997.
(/6/) Period from January 14, 1998 through December 31, 1998. (/7/) Period from June 21, 1999 through December 31, 1999.

* Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The unit values shown reflect the portfolios' performance before those changes.

The target account had not commended operations as of December 31, 1999, therfore comparable data is not available. Effective October 9, 2000, the target account was closed.

The Transamerica VIF Growth Subaccount, Janus Aspen--Aggressive Growth Subaccount--Service Shares, Janus Aspen--Strategic Value Subaccount--Service Shares, Janus Aspen--Worldwide Growth Subaccount--Service Shares, Fidelity--VIP Equity-Income Subaccount, Fidelity--VIP II Contrafund(R) Subaccount, Fidelity-- VIP III Growth Opportunities Subaccount, Fidelity--VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Gabelli Global Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Great Companies--Global/2/ Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount , WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable data is not available.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standard Performance Data

AUSA Life may advertise historical yields and total returns for the subaccounts of the separate account. In addition, AUSA Life may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures will be calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a mutual fund subaccount (other than the Endeavor Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that a premium tax and/or surrender charge is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the service office of AUSA Life upon request.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 1999, and for the one and five year periods ended December 31, 1999, are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the Annual Step-Up Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

                                   TABLE 1--A
                   Standard Average Annual Total Returns(/1/)
                         (Assuming A Surrender Charge)
--------------------------------------------------------------------------------
                          Annual Step-Up Death Benefit

              (Total Separate Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------

                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount    Subaccount
                                  Ended    Ended       to         Inception
  Subaccount                     12/31/99 12/31/99  12/31/99        Date
-------------------------------------------------------------------------------
  Capital Guardian
   Global(/2/).................    N/A      N/A      20.07%     June 21, 1999
  Capital Guardian U.S.
   Equity(/3/).................    N/A      N/A       N/A      October 9, 2000
  Capital Guardian Value(/2/)..  (10.00%)   N/A      14.75%    January 1, 1995
  Dreyfus Small Cap
   Value(/4/)..................   22.14%    N/A      15.88%    January 1, 1995
  Dreyfus U.S. Government
   Securities..................  (7.83%)    N/A      2.87%      June 16, 1995
  Endeavor Asset Allocation....   19.17%    N/A      19.05%    January 1, 1995
  Endeavor Enhanced Index......   11.02%    N/A      24.36%      May 1, 1997
  Endeavor High Yield..........    N/A      N/A     (5.93%)     June 21, 1999
  Endeavor Janus Growth(/5/)...   51.59%    N/A      37.56%    January 1, 1995
  Jennison Growth(/2/).........  (2.23%)    N/A      6.15%    December 13, 1996
  T. Rowe Price Equity Income..  (3.54%)    N/A      14.58%     June 28, 1995
  T. Rowe Price Growth Stock...   15.01%    N/A      23.47%    April 28, 1995
  T. Rowe Price International
   Stock(/6/)..................   25.08%    N/A      12.85%    January 1, 1995
  Janus Aspen--Aggessive
   Growth--Service
   Shares(/7/).................    N/A      N/A       N/A            N/A
  Janus Aspen--Strategic
   Value--Service Shares(/7/)..    N/A      N/A       N/A            N/A
  Janus Aspen--Worldwide
   Growth--Service
   Shares(/7/).................    N/A      N/A       N/A            N/A
  Transamerica VIF
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP Equity-Income--
   Service Class 2(/7/)........    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP II
   Contrafund(R)--Service Class
   2(/7/)......................    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP III Growth
   Opportunities--Service Class
   2(/7/)......................    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP III Mid Cap--
   Service Class 2(/7/)........    N/A      N/A       N/A        May 1, 2000
  WRL Alger Aggressive
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL Gabelli Global
   Growth(/7/).................    N/A      N/A       N/A            N/A
  WRL Goldman Sachs
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL Great Companies--
   Global/2/(/7/)..............    N/A      N/A       N/A            N/A
  WRL Janus Global(/7/)(/8/)...    N/A      N/A       N/A        May 1, 2000
  WRL NWQ Value Equity(/7/)....    N/A      N/A       N/A        May 1, 2000
  WRL Pilgrim Baxter Mid Cap
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL Salomon All Cap(/7/).....    N/A      N/A       N/A        May 1, 2000
  WRL T. Rowe Price Dividend
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL T. Rowe Price Small
   Cap(/7/)....................    N/A      N/A       N/A        May 1, 2000

                                   TABLE 1-B
                   Standard Average Annual Total Returns(/1/)
                         (Assuming A Surrender Charge)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------

                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount    Subaccount
                                  Ended    Ended       to         Inception
  Subaccount                     12/31/99 12/31/99  12/31/99        Date
-------------------------------------------------------------------------------
  Capital Guardian
   Global(/2/).................    N/A      N/A      20.17%     June 21, 1999
  Capital Guardian U.S.
   Equity(/3/).................    N/A      N/A       N/A      October 9, 2000
  Capital Guardian Value(/2/)..  (9.86%)    N/A      14.92%    January 1, 1995
  Dreyfus Small Cap
   Value(/4/)..................   22.33%    N/A      16.05%    January 1, 1995
  Dreyfus U.S.Government
   Securities..................  (7.85%)    N/A      2.99%      June 16, 1995
  Endeavor Asset Allocation....   19.36%    N/A      19.23%    January 1, 1995
  Endeavor Enhanced Index......   11.19%    N/A      24.54%      May 1, 1997
  Endeavor High Yield..........    N/A      N/A     (5.85%)     June 21, 1999
  Endeavor Janus Growth(/5/)...   51.82%    N/A      37.77%    January 1, 1995
  Jennison Growth(/2/).........  (2.07%)    N/A      6.31%    December 13, 1996
  T.Rowe Price Equity Income...  (3.39%)    N/A      14.75%     June 28, 1995
  T. Rowe Price Growth Stock...   15.19%    N/A      23.66%    April 28, 1995
  T. Rowe Price International
   Stock(/6/)..................   25.28%    N/A      13.02%    January 1, 1995
  Janus Aspen--Aggressive
   Growth--Service
   Shares(/7/).................    N/A      N/A       N/A            N/A
  Janus Aspen--Strategic
   Value--Service Shares(/7/)..    N/A      N/A       N/A            N/A
  Janus Aspen--Worldwide
   Growth--Service
   Shares(/7/).................    N/A      N/A       N/A            N/A
  Transamerica VIF
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP Equity-Income--
   Service Class 2(/7/)........    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP II
   Contrafund(R)--Service Class
   2(/7/)......................    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP III Growth
   Opportunities--Service Class
   2(/7/)......................    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP III Mid Cap--
   Service Class 2(/7/)........    N/A      N/A       N/A        May 1, 2000
  WRL Alger Aggressive
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL Gabelli Global
   Growth(/7/).................    N/A      N/A       N/A            N/A
  WRL Goldman Sachs
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL Great Companies--
   Global/2/(/7/)..............    N/A      N/A       N/A            N/A
  WRL Janus Global(/7/)(/8/)...    N/A      N/A       N/A        May 1, 2000
  WRL NWQ Value Equity(/7/)....    N/A      N/A       N/A        May 1, 2000
  WRL Pilgrim Baxter Mid Cap
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL Salomon All Cap(/7/).....    N/A      N/A       N/A        May 1, 2000
  WRL T. Rowe Price Dividend
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL T. Rowe Price Small
   Cap(/7/)....................    N/A      N/A       N/A        May 1, 2000

(/1/)These calculations also assume the policy has been in effect for less than eight years and that annuity payments have not commenced. Policies in effect for more than seven years would experience lower mortality and expense risk fees and therefore the yield and/or total return of such policies would be increased. In no event will policies which have reached the annuity commencement date reflect a return based on a mortality and expense risk fee and administrative charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of annuity payments.

(/2/) Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

(/3/) Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periodsprior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.

(/4/) Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The Portfolio was previously advised by OpCap Advisors.

(/5/) Effective April 30, 1999, shares of the WRL Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corportion) and the same advisory fees as the WRL Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount assuming it was invested in the WRL Janus Growth Portfolio.

(/6/) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.

(/7/) The Janus Aspen--Aggressive Growth Subaccount--Service Shares, Janus
      Aspen--Strategic Value Subaccount--Service Shares, Janus Aspen--Worldwide Growth Subaccount--Service Shares, Transamerica VIF Growth Subaccount, Fidelity--VIP Equity-Income Subaccount, Fidelity--VIP II Contrafund(R) Subaccount, Fidelity--VIP III Growth Opportunities Subaccount, Fidelity-- VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Gabelli Global Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Great Companies--Global/2/ Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount, WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount, and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable information is not available.

(/8/) The WRL Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest your money in this subaccount.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the Fee Table.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

AUSA Life may present the total return data described above on a non-standard basis. This means that the data may not be reduced by all the fees and charges under the policy and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed. Table 2 shows average annual total returns of the subaccount since their inception reduced by all fees and charges under the policy except surrender charges.

                                   TABLE 2--A

                 Non-Standard Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
--------------------------------------------------------------------------------
                          Annual Step-Up Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------

                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount
                                  Ended    Ended       to        Subaccount
  Subaccount                     12/31/99 12/31/99  12/31/99   Inception Date
-------------------------------------------------------------------------------
  Capital Guardian
   Global(/2/).................    N/A      N/A      27.09%     June 21, 1999
  Capital Guardian U.S.
   Equity(/3/).................    N/A      N/A       N/A      October 9, 2000
  Capital Guardian Value(/2/)..  (4.54%)    N/A      14.97%    January 1, 1995
  Dreyfus Small Cap
   Value(/4/)..................   27.41%    N/A      16.09%    January 1, 1995
  Dreyfus U.S. Government
   Securities..................  (2.38%)     N/A     3.43%      June 16, 1995
  Endeavor Asset Allocation....   24.46%    N/A      19.24%    January 1, 1995
  Endeavor Enhanced Index......   16.36%    N/A      25.45%      May 1, 1997
  Endeavor High Yield..........    N/A      N/A      1.09%      June 21, 1999
  Endeavor Janus Growth(/5/)...   56.69%    N/A      37.66%    January 1, 1995
  Jennison Growth(/2/).........   3.19%     N/A      7.19%    December 13, 1996
  T.Rowe Price Equity Income...   1.89%     N/A      14.95%     June 28, 1995
  T. Rowe Price Growth Stock...   20.33%    N/A      23.73%    April 28, 1995
  T. Rowe Price International
   Stock(/6/)..................   30.34%    N/A      13.09%    January 1, 1995
  Janus Aspen--Aggressive
   Growth--
   Service Shares(/7/).........    N/A      N/A       N/A            N/A
  Janus Aspen--Strategic
   Value--Service Shares(/7/)..    N/A      N/A       N/A            N/A
  Janus Aspen--Worldwide
   Growth--
   Service Shares(/7/).........    N/A      N/A       N/A            N/A
  TransamericaVIF Growth(/7/)..    N/A      N/A       N/A        May 1, 2000
  Fi1delity--VIP Equity-
   Income--
   Service Class 2(/7/)........    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP II
   Contrafund(R)--
   Service Class 2(/7/)........    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP III Growth
   Opportunities--Service Class
   2(/7/)......................    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP III Mid Cap--
   Service Class 2(/7/)........    N/A      N/A       N/A        May 1, 2000
  WRL Alger Aggressive
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL Gabelli Global
   Growth(/7/).................    N/A      N/A       N/A            N/A
  WRL Goldman Sachs
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL Great Companies--
   Global/2/(/7/)..............    N/A      N/A       N/A            N/A
  WRL Janus Global(/7/)(/8/)...    N/A      N/A       N/A        May 1, 2000
  WRL NWQ Value Equity(/7/)....    N/A      N/A       N/A        May 1, 2000
  WRL Pilgrim Baxter Mid Cap
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL Salomon All Cap(/7/).....    N/A      N/A       N/A        May 1, 2000
  WRL T. Rowe Price Dividend
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL T. Rowe Price Small
   Cap(/7/)....................    N/A      N/A       N/A        May 1, 2000

                                   TABLE 2-B
                 Non-Standard Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------

                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount
                                  Ended    Ended       to        Subaccount
           Subaccount            12/31/99 12/31/99  12/31/99   Inception Date
-------------------------------------------------------------------------------
  Capital Guardian
   Global(/2/).................    N/A      N/A      27.19%     June 21, 1999
  Capital Guardian U.S.
   Equity(/3/).................    N/A      N/A       N/A      October 9, 2000
  Capital Guardian Value(/2/)..   (4.39%)   N/A      15.14%    January 1, 1995
  Dreyfus Small Cap
   Value(/4/)..................   27.60%    N/A      16.26%    January 1, 1995
  Dreyfus U.S.Government
   Securities..................   (2.39%)   N/A       3.54%     June 16, 1995
  Endeavor Asset Allocation....   24.65%    N/A      19.42%    January 1, 1995
  Endeavor Enhanced Index......   16.53%    N/A      25.63%      May 1, 1997
  Endeavor High Yield..........    N/A      N/A       1.17%     June 21, 1999
  Endeavor Janus Growth(/5/)...   56.92%    N/A      37.83%    January 1, 1995
  Jennison Growth(/2/).........    3.35%    N/A       7.35%   December 13, 1996
  T. Rowe Price Equity Income..    2.04%    N/A      15.12%     June 28, 1995
  T. Rowe Price Growth Stock...   20.51%    N/A      23.91%    April 28, 1995
  T. Rowe Price International
   Stock(/6/)..................   30.53%    N/A      13.25%    January 1, 1995
  Janus Aspen--Aggressive
   Growth--Service
   Shares(/7/).................    N/A      N/A       N/A            N/A
  Janus Aspen--Strategic
   Value--Service Shares(/7/)..    N/A      N/A       N/A            N/A
  Janus Aspen--Worldwide
   Growth--Service
   Shares(/7/).................    N/A      N/A       N/A            N/A
  Transamerica VIF
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP Equity-Income--
   Service Class 2(/7/)........    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP II
   Contrafund(R)--Service Class
   2(/7/)......................    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP III Growth
   Opportunities--Service Class
   2(/7/)......................    N/A      N/A       N/A        May 1, 2000
  Fidelity--VIP III Mid Cap--
   Service Class 2(/7/)........    N/A      N/A       N/A        May 1, 2000
  WRL Alger Aggressive
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL Gabelli Global
   Growth(/7/).................    N/A      N/A       N/A            N/A
  WRL Goldman Sachs
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL Great Companies--
   Global/2/(/7/)..............    N/A      N/A       N/A            N/A
  WRL Janus Global(/7/)(/8/)...    N/A      N/A       N/A        May 1, 2000
  WRL NWQ Value Equity(/7/)....    N/A      N/A       N/A        May 1, 2000
  WRL Pilgrim Baxter Mid Cap
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL Salomon All Cap(/7/).....    N/A      N/A       N/A        May 1, 2000
  WRL T. Rowe Price Dividend
   Growth(/7/).................    N/A      N/A       N/A        May 1, 2000
  WRL T. Rowe Price Small
   Cap(/7/)....................    N/A      N/A       N/A        May 1, 2000

(/1/)These calculations also assume the policy has been in effect for less than eight years and that annuity payments have not commenced. Policies in effect for more than seven years would experience lower mortality and expense risk fees and therefore the yield and/or total return of such policies would be increased. In no event will policies which have reached the annuity commencement date reflect a return based on a mortality and expense risk fee and administrative charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of annuity payments.

(/2/)Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

(/3/)Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.

(/4/)Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The Portfolio was previously advised by OpCap Advisors.

(/5/)Effective April 30, 1999, shares of the WRL Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corportion) and the same advisory fees as the WRL Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount assuming it was invested in the WRL Janus Growth Portfolio.

(/6/)Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.

(/7/)The Janus Aspen--Aggressive Growth Subaccount--Service Shares, Janus
     Aspen--Strategic Value Subaccount--Service Shares, Janus Aspen--Worldwide Growth Subaccount--Service Shares, Transamerica VIF Growth Subaccount, Fidelity--VIP Equity-Income Subaccount, Fidelity--VIP II Contrafund(R) Subaccount, Fidelity--VIP III Growth Opportunities Subaccount, Fidelity-- VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Gabelli Global Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Great Companies--Global/2/ Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount, WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount, and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable information is not available.

(/8/)The WRL Janus Global Subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if you withdraw all your money from this subaccount after September 1, 2000, you may not reinvest your money in this subaccount.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower.

Adjusted Historical Performance Data. AUSA Life may present historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 3 below, AUSA Life may disclose average annual total returns for the portfolios reduced by all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.

The following information is based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 1999, were as follows:

                                   TABLE 3--A
             Adjusted Historical Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
--------------------------------------------------------------------------------
                          Annual Step-Up Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------

                                                     10 Year    Corresponding
                                                       or         Portfolio
              Portfolio              1 Year  5 Year Inception  Inception Date
-------------------------------------------------------------------------------
  Capital Guardian Global..........  45.59%   N/A    24.96%   February 2, 1998
  Capital Guardian U.S. Equity.....    N/A    N/A      N/A     October 9, 2000
  Capital Guardian Value...........  (4.54%) 14.99%  11.88%     May 27, 1993
  Dreyfus Small Cap Value(/2/).....  27.41%  16.09%  12.99%      May 4, 1993
  Dreyfus U.S. Government
   Securities......................  (2.38%) 4.84%    4.01%      May 9, 1994
  Endeavor Asset Allocation........  24.46%  19.15%  13.91%     April 8, 1991
  Endeavor Enhanced Index..........  16.36%   N/A    25.45%      May 1, 1997
  Endeavor High Yield..............   4.20%   N/A     0.05%     June 2, 1998
  Endeavor Janus Growth............  56.69%  37.66%  35.08%      May 1, 1999
  Jennison Growth..................   3.19%   N/A     6.99%   November 18, 1996
  T. Rowe Price Equity Income......   1.89%   N/A    15.94%    January 3, 1995
  T. Rowe Price Growth Stock.......  20.33%   N/A    25.45%    January 3, 1995
  T. Rowe Price International
   Stock(/3/)......................  30.34%  13.09%   8.10%     April 8, 1991
  Janus Aspen - Aggressive Growth -
    Service Shares.................    N/A    N/A      N/A    December 31, 1999
  Janus Aspen - Strategic Value -
   Service Shares..................    N/A    N/A      N/A    December 31, 1999
  Janus Aspen - Worldwide
   Growth - Service Shares.........    N/A    N/A      N/A    December 31, 1999
  Transamerica VIF Growth(/4/).....  35.72%  45.88%  27.77%+  February 26, 1969
  Fidelity - VIP Equity - Income -
   Service Class 2(/5/)............   4.63%  16.76%  12.72%+   October 9, 1986
  Fidelity - VIP II Contrafund(R)
    -
   Service Class 2(/5/)............  22.27%   N/A    25.76%    January 3, 1995
  Fidelity - VIP III Growth
   Opportunities - Service Class
   2(/5/)..........................   2.58%   N/A    19.66%    January 3, 1995
  Fidelity - VIP III Mid Cap
    - Service Class 2(/5/).........  46.72%   N/A    50.74%   December 28, 1998
  WRL Alger Aggressive Growth......  66.50%  34.56%  28.38%     March 1, 1994
  WRL Gabelli Global Growth........    N/A    N/A      N/A    September 1, 2000
  WRL Goldman Sachs Growth.........    N/A    N/A    16.62%      May 3, 1999
  WRL Great Companies -
    Global/2/......................    N/A    N/A      N/A    September 1, 2000
  WRL Janus Global.................  68.58%  30.94%  25.98%   December 3, 1992
  WRL NWQ Value Equity.............   6.29%   N/A     9.07%      May 1, 1996
  WRL Pilgrim Baxter Mid Cap
   Growth..........................    N/A    N/A    76.30%      May 3, 1999
  WRL Salomon All Cap..............    N/A    N/A    14.41%      May 3, 1999
  WRL T. Rowe Price Dividend
   Growth..........................    N/A    N/A    (8.36%)     May 3, 1999
  WRL T. Rowe Price Small Cap......    N/A    N/A    37.13%      May 3, 1999
-------------------------------------------------------------------------------
  + Ten Year Date

                                   TABLE 3--B
             Adjusted Historical Average Annual Total Returns(/1/)
                         (Assuming No Surrender Charge)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------

                                                                Corresponding
                                                   10 Year or     Portfolio
  Portfolio                        1 Year  5 Year  Inception   Inception Date
-------------------------------------------------------------------------------
  Capital Guardian Global........  45.08%   N/A      25.15%   February 2, 1998
  Capital Guardian U.S. Equity...   N/A     N/A       N/A      October 9, 2000
  Capital Guardian Value.........  (4.39%) 15.14%    12.02%     May 27, 1993
  Dreyfus Small Cap Value(/2/)...  27.60%  16.26%    13.16%      May 4, 1993
  Dreyfus U.S.Government
   Securities....................  (2.39%)  4.96%     4.14%      May 9, 1994
  Endeavor Asset Allocation......  24.65%  19.42%    14.08%     April 8, 1991
  Endeavor Enhanced Index........  16.53%   N/A      25.63%      May 1, 1997
  Endeavor High Yield............   4.36%   N/A       0.19%     June 2, 1998
  Endeavor Janus Growth..........  56.92%  37.86%    35.21%      May 1, 1999
  Jennison Growth................   3.35%   N/A       7.15%   November 18, 1996
  T. Rowe Price Equity Income....   2.04%   N/A      16.10%    January 3, 1995
  T. Rowe Price Growth Stock.....  20.51%   N/A      25.63%    January 3, 1995
  T. Rowe Price International
   Stock(/3/)....................  30.53%  13.25%     8.26%     April 8, 1991
  Janus Aspen--Aggressive
   Growth--Service Shares........   N/A     N/A       N/A     December 31, 1999
  Janus Aspen--Strategic Value--
   Service Shares................   N/A     N/A       N/A     December 31, 1999
  Janus Aspen--Worldwide Growth--
   Service Shares................   N/A     N/A       N/A     December 31, 1999
  Transamerica VIF Growth(/4/)...  35.92%  39.58%   25.07%+   February 26, 1969
  Fidelity--VIP Equity-Income--
   Service Class 2(/5/)..........   4.78%  16.94%   12.89%+    October 9, 1986
  Fidelity--VIP II
   Contrafund(R)--Service Class
   2(/5/)........................  22.45%   N/A      25.95%    January 3, 1995
  Fidelity--VIP III Growth
   Opportunities--Service Class
   2(/5/)........................   2.74%   N/A      19.83%    January 3, 1995
  Fidelity--VIP III Mid Cap--
   Service Class 2(/5/)..........  46.94%   N/A      50.96%   December 28, 1998
  WRL Alger Aggressive Growth....  66.75%  34.76%    28.57%     March 1, 1994
  WRL Gabelli Global Growth......   N/A     N/A       N/A     September 1, 2000
  WRL Goldman Sachs Growth.......   N/A     N/A      16.74%      May 3, 1999
  WRL Great Companies--
   Global/2/.....................   N/A     N/A       N/A     September 1, 2000
  WRL Janus Global...............  68.82%  31.13%    26.17%   December 3, 1992
  WRL NWQ Value Equity...........   6.45%   N/A       9.24%      May 1, 1996
  WRL Pilgrim Baxter Mid Cap
   Growth........................   N/A     N/A      76.46%      May 3, 1999
  WRL Salomon All Cap............   N/A     N/A      14.52%      May 3, 1999
  WRL T. Rowe Price Dividend
   Growth........................   N/A     N/A     (8.26%)      May 3, 1999
  WRL T. Rowe Price Small Cap....   N/A     N/A      37.26%      May 3, 1999
-------------------------------------------------------------------------------
  +Ten Year Date

(/1/) The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the Inception of the Portfolio.
(/2/) Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The Portfolio was previously advised by OpCap Advisors.

(/3/) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.
(/4/) The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
(/5/) Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower.

                      STATEMENT OF ADDITIONAL INFORMATION

                         THE ENDEAVOR VARIABLE ANNUITY

                                 Issued through

                     AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

                                   Offered by

                       AUSA LIFE INSURANCE COMPANY, INC.

                                666 Fifth Avenue
                            New York, New York 10103

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Endeavor Variable Annuity offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). You may obtain a copy of the prospectus dated October 9, 2000, by calling 1-800-525-6205, or by writing to the Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: October 9, 2000

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GLOSSARY OF TERMS..........................................................   3
THE POLICY--GENERAL PROVISIONS.............................................   5
  Owner....................................................................   5
  Entire Policy............................................................   5
  Misstatement of Age or Sex...............................................   6
  Addition, Deletion, Substitution of Investments..........................   6
  Reallocation of Annuity Units After the Annuity Commencement Date........   6
  Annuity Payment Options..................................................   7
  Death Benefit............................................................   8
  Death of Owner...........................................................  10
  Assignment...............................................................  10
  Evidence of Survival.....................................................  10
  Non-Participating........................................................  11
  Amendments...............................................................  11
  Employee and Agent Purchases.............................................  11
CERTAIN FEDERAL INCOME TAX CONSEQUENCES....................................  11
  Tax Status of the Policy.................................................  11
  Taxation of AUSA Life....................................................  15
INVESTMENT EXPERIENCE......................................................  15
  Accumulation Units.......................................................  16
  Annuity Unit Value and Annuity Payment Rates.............................  17
HISTORICAL PERFORMANCE DATA................................................  19
  Money Market Yields......................................................  19
  Other Subaccount Yields..................................................  20
  Total Returns............................................................  21
  Other Performance Data...................................................  21
  Adjusted Historical Performance Data.....................................  22
PUBLISHED RATINGS..........................................................  22
STATE REGULATION OF AUSA LIFE..............................................  22
RECORDS AND REPORTS........................................................  22
DISTRIBUTION OF THE POLICIES...............................................  23
VOTING RIGHTS..............................................................  23
OTHER PRODUCTS.............................................................  24
CUSTODY OF ASSETS..........................................................  24
LEGAL MATTERS..............................................................  24
INDEPENDENT AUDITORS.......................................................  24
OTHER INFORMATION..........................................................  24
FINANCIAL STATEMENTS.......................................................  24

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by AUSA Life. In no event will this date be later than the last day of the policy month following annuitant's 90th birthday.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each additional variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The policy value less the surrender charge, service charge, and premium tax charge, if any.

Code--The Internal Revenue Code of 1986, as amended.

Excess Premium Withdrawals--The amount of a premium payment withdrawal which is more than the amount that may be taken free from surrender charge.

Fixed Account--A part of the general account of AUSA Life. General account assets consist of all of the assets of AUSA Life that are not in separate accounts.

Guaranteed Period Option--The one year guaranteed interest rate period of the fixed account, which AUSA Life may offer, into which premiums may be paid or amounts transferred.

Nonqualified Policy--A policy other than a qualified policy.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the application or other information.

Policy Value--The policy form refers to this as "annuity purchase value." The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:

 .  the premiums paid; minus

 . partial withdrawals taken; plus

 . interest credited in the fixed account; plus

 . accumulated gains in the separate account; minus

 . losses in the separate account; minus

 . any applicable service charges, premium taxes, and transfer fees.

Policy Year--A policy year begins on the date of issue and on each policy anniversary.

Premium Payment--An amount paid to AUSA Life by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment.

Separate Account--AUSA Endeavor Variable Annuity Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Service Charge--An annual charge on each policy anniversary for policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the policy value or $35.

Service Office--Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Subaccount--A subdivision within the separate account the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--A percentage of each excess premium withdrawal, which is deducted by AUSA Life upon surrender or partial withdrawal from the policy. The surrender charge percentage ranges from 7% to 0% depending upon the length of time from the date of each premium payment to the date of withdrawal.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request--Written notice, signed by the owner, that gives AUSA Life the information it requires and is received at the service office. For some transactions, AUSA Life may accept an electronic notice. Such electronic notice must meet the requirements AUSA Life establishes for such notices. Telephone instructions are not permitted.

In order to supplement the description in the prospectus, the following provides additional information about AUSA Life and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with AUSA Life's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner predeceases the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, the owner's estate will become the owner.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless AUSA Life has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by AUSA Life.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment AUSA Life has made or action AUSA Life has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of the owner's death.

Entire Policy

The policy, any endorsements thereon, and the applications constitute the entire contract between AUSA Life and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, AUSA Life will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by AUSA Life shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by AUSA Life due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to AUSA Life.

Addition, Deletion, or Substitution of Investments

AUSA Life cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. AUSA Life retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. AUSA Life reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in AUSA Life's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of AUSA Life, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by AUSA Life. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. AUSA Life may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, AUSA Life will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, AUSA Life will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, AUSA Life also may transfer the assets of the separate account associated with the policies to another account or accounts.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, AUSA Life reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to AUSA Life's service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by AUSA Life at its service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount AUSA Life has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells AUSA Life in writing and AUSA Life agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

        Annuity Commencement Date                          Adjusted Age
        -------------------------                          ------------
               Before 2001                                  Actual Age
                2001-2010                               Actual Age minus 1
                2011-2020                               Actual Age minus 2
                2021-2030                               Actual Age minus 3
                2031-2040                               Actual Age minus 4
               After 2040                           As determined by AUSA Life

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units and are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount as of the first business day of each month.

Death Benefit

Adjusted Partial Withdrawal. The amount of your guaranteed minimum death benefit is reduced due to an adjusted partial withdrawal. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial withdrawal in the guaranteed minimum death benefit is the sum of (1) and (2), where:

  (1)  The surrender-charge-free withdrawal amount taken; and

  (2) The amount that an excess partial withdrawal (the portion of a withdrawal that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:

    (a) is the amount of the death benefit prior to the excess partial withdrawal; and

    (b) is the policy value prior to the excess partial withdrawal.

The following examples describe the effect of a withdrawal on the guaranteed minimum death benefit and policy value.

                                   EXAMPLE 1

------------------------------------------------------------------------------
  $75,000 current guaranteed minimum death benefit before withdrawal
------------------------------------------------------------------------------
  $50,000 current policy value before withdrawal
------------------------------------------------------------------------------
  $75,000 current death benefit (larger of policy value and guaranteed minimum death benefit)
------------------------------------------------------------------------------
       6% current surrender charge percentage
------------------------------------------------------------------------------
  $15,000 requested withdrawal
------------------------------------------------------------------------------
  $ 5,000 surrender charge-free amount (assumes 10% free percentage is available)
------------------------------------------------------------------------------
  $10,000 excess partial withdrawal--(amount subject to surrender charge)
------------------------------------------------------------------------------
  $   600 surrender charge on (excess partial withdrawal) = 0.06* 10,000
------------------------------------------------------------------------------
  $10,600 reduction in policy value due to excess partial
          withdrawal = 10,000 + 600
------------------------------------------------------------------------------
  $20,000 adjusted partial withdrawal = $5,000 + $10,000* (75,000/50,000)
------------------------------------------------------------------------------
  $55,000 new guaranteed minimum death benefit (after withdrawal) = 75,000 -
           20,000
------------------------------------------------------------------------------
  $34,400 new policy value (after withdrawal) = 50,000 - 5,000 - 10,600

Summary:
--------
Reduction in guaranteed minimum death benefit  = $20,000
Reduction in policy value                      = $15,600

Note, the guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

                                   EXAMPLE 2

------------------------------------------------------------------------------
  $50,000 current guaranteed minimum death benefit before withdrawal
------------------------------------------------------------------------------
  $75,000 current policy value before withdrawal
------------------------------------------------------------------------------
  $75,000 current death benefit (larger of policy value and guaranteed minimum death benefit)
------------------------------------------------------------------------------
       6% current surrender charge percentage
------------------------------------------------------------------------------
  $15,000 requested withdrawal
------------------------------------------------------------------------------
  $ 7,500 surrender charge-free amount (assumes 10% free percentage is available)
------------------------------------------------------------------------------
  $ 7,500 excess partial withdrawal--(amount subject to surrender charge)
------------------------------------------------------------------------------
  $   450 surrender charge on (excess partial withdrawal) = 0.06* 7,500
------------------------------------------------------------------------------
  $ 7,950 reduction in policy value due to excess partial
          withdrawal = 7,500 + 450
------------------------------------------------------------------------------
  $15,450 adjusted partial withdrawal = $7,500 + $7,950* (75,000/75,000)
------------------------------------------------------------------------------
  $34,550 new guaranteed minimum death benefit (after withdrawal) = 50,000 -
           15,450
------------------------------------------------------------------------------
  $59,550 new policy value (after withdrawal) = 75,000 - 7,500 - 7,950


Summary:
--------
Reduction in the guaranteed minimum
 death benefit                         = $15,450
Reduction in policy value              = $15,450

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the withdrawal.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to AUSA Life will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as AUSA Life has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If the annuitant was the owner, and the beneficiary was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the policy value. If the successor owner is not the deceased owner's spouse, however, the policy value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to AUSA Life. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by AUSA Life. AUSA Life will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on AUSA Life until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. AUSA Life assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with AUSA Life, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership of qualified policies is restricted to comply with the Code.

Evidence of Survival

AUSA Life reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until AUSA Life receives such evidence.

Non-Participating

The policy will not share in AUSA Life's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by AUSA Life and approved by one of AUSA Life's officers. No registered representative has authority to change or waive any provision of the policy.

AUSA Life reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of AUSA Life or its affiliated companies or their spouse or minor children. In such a case, AUSA Life may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs AUSA Life experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. AUSA Life may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which AUSA Life is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of the owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in Section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner, and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. AUSA Life has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, AUSA Life does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury

Department has stated it expects to issue. AUSA Life therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies , "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

AUSA Life makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv)
annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth
IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-government Section 457 plans all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death,
(iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of AUSA Life

AUSA Life at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of AUSA Life and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. AUSA Life does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by AUSA Life with respect to the separate account, AUSA Life may make a charge to that account.

                             INVESTMENT EXPERIENCE

An "investment experience factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

For the separate account, an index (the "investment experience factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The investment experience factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The Net Investment Performance of a subaccount and deduction of certain charges affects the accumulation unit value.

The investment experience factor for any subaccount for any valuation period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

  (a)  is the net result of:

    (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

    (2) The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

    (3) a per share credit or charge for any taxes determined by AUSA Life to have resulted from the investment operations of the subaccount and for which it has created a reserve;

  (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

  (c) is the charge for mortality and expense risk during the valuation period equal on an annual basis to X percent of the daily net asset value of the subaccount, where "X" depends on the Death Benefit Option and policy year, plus the 0.15% annual administrative charge.

              Illustration of Accumulation Unit Value Calculations

   Formula and Illustration for Determining the Investment Experience Factor
        (Assumes the Return of Premium Death Benefit is still in effect and that the policy is within the first seven policy years.)

Investment Experience Factor = (A + B - C) - E
                                ---------
                                    D

 Where: A = The net asset value of an underlying fund share as of the end of the current valuation period.
            Assume................................. A = $11.57
        B = The per share amount of any dividend or capital gains
            distribution since the end of the immediately preceding
            valuation period.
            Assume...................................... B = 0
        C = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
            Assume...................................... C = 0
        D = The net asset value of an underlying fund share at the end of the immediately preceding valuation period.
            Assume................................. D = $11.40
        E = The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.40% on an annual basis.
                               On a daily basis = 0.0000380909

Then, the investment experience
 factor = (11.57 + 0 - 0) - 0.0000380909 = Z = 1.0148741898
           -------------
               11.40

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

 Where: A = The accumulation unit value for the immediately preceding valuation period.
            Assume............................................ = $X
        B = The net investment factor for the current valuation period.
            Assume............................................. = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

For the separate account, the amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the Assumed Investment Return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the Assumed Investment Return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. For the separate account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:
  (a) is the variable annuity unit value on the immediately preceding business day;
  (b)  is the net investment factor of the valuation period; and
  (c)  is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of 0.99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

 Where: A = Annuity unit value for the immediately preceding valuation period.
            Assume............................................  = $X
        B = Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.
            Assume.............................................  = Y
        C = A factor to neutralize the Assumed Investment Return of 5% built into the annuity tables used.
            Assume.............................................  = Z

Then, the annuity unit value is: $X * Y * Z = $Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         -----
                                        $1,000

 Where: A = The policy value as of the annuity commencement date.
            Assume........................................  = $X
        B = The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
            Assume........................................  = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                    1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                          -
                          B

 Where: A = The dollar amount of the first monthly variable annuity payment.
            Assume........................................... = $X
        B = The annuity unit value for the valuation date on which the first monthly payment is due.
            Assume............................................= $Y

Then, the number of annuity units = $X = $Z
                                    --
                                    $Y

                          HISTORICAL PERFORMANCE DATA

Money Market Yields

AUSA Life may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and
(ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCS - ES)/UV)* (365/7)

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES  = Per unit expenses of the subaccount for the 7-day period.

UV  = The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of premium withdrawn based on the policy year since payment of the premium.

AUSA Life may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES)/UV))/365///7/ - 1

Where:
NCS = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES  = Per unit expenses of the subaccount for the 7-day period.

UV  = The unit value on the first day of the 7-day period.

The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1999, the yield of the Endeavor Money Market Subaccount was 3.82%, and the effective yield was 3.89% for the Annual Step-Up Death Benefit. For the seven days ended December 31, 1999, the yield of the Endeavor Money Market Subaccount was 4.01%, and the effective yield was 4.09% for the Return of Premium Death Benefit.

Other Subaccount Yields

AUSA Life may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

                 Yield = 2* ((((NI - ES)/(U - UV)) + 1)/6/ - 1)

Where:
NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES = Expenses of the subaccount for the 30-day period.
U  = The average number of units outstanding.
UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of the excess premium withdrawal based on the number of years since payment of the premium.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

AUSA Life may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values, which AUSA Life calculates on each business day, based on the performance of the separate account's underlying portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                 P(1+T)N = ERV

Where:
T   = The average annual total return net of subaccount recurring charges.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P   = A hypothetical initial payment of $1,000.

N   = The number of years in the period.

Other Performance Data

AUSA Life may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except assuming that the surrender charge percentage will be 0%.

AUSA Life may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                              CTR = (ERV / P) - 1

Where:
CTR = The cumulative total return net of subaccount recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P   = A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                               PUBLISHED RATINGS

AUSA Life may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of AUSA Life. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of AUSA Life as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                         STATE REGULATION OF AUSA LIFE

AUSA Life is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of AUSA Life for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine AUSA Life's contract liabilities and reserves so that the Department may determine the items are correct. AUSA Life's books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, AUSA Life is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by AUSA Life. As presently required by the 1940 Act and regulations promulgated thereunder, AUSA Life will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and AUSA Life does not anticipate discontinuing the offering of the policies, however, AUSA Life reserves the right to do so.

AFSG Securities Corporation, an affiliate of AUSA Life, is the principal underwriter of the policies and may enter into agreements with broker/dealers for the distribution of the policies. During 1999 and 1998 the amount paid to AFSG Securities Corporation was $310,880.08 and $202,758.60, respectively. Prior to May 1, 1998, AEGON USA Securities, Inc. (also an affiliate of AUSA
Life) was the principal underwriter. During 1998 and 1997, the amount paid to AEGON USA Securities, Inc. and/or broker/dealers for their services was $412,538.27 and $1,430,319.48, respectively.

                                 VOTING RIGHTS

To the extent required by law, AUSA Life will vote the underlying funds' shares held by the separate account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result AUSA Life determines that it is permitted to vote the underlying funds' shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. AUSA Life will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by AUSA Life in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

AUSA Life may make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

The assets of each of the subaccounts are held by AUSA Life. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from AUSA Life's general account assets. AUSA Life maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by AUSA Life's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of AUSA Life.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice for AUSA Life relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements of AUSA Life as of December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of subaccounts of the AUSA Endeavor Variable Annuity Account, which are available for investment by The Endeavor Variable Annuity contract owners as of December 31, 1999, and for each of the two years in the period then ended, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309.

                               OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of the AUSA Endeavor Variable Annuity Account, which are available for investment by The Endeavor Variable Annuity contract owners, are contained herein. The statutory-basis financial statements of AUSA Life, which are included in this SAI, should be considered only as bearing on the ability of AUSA Life to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                             Financial Statements - Statutory Basis

                               AUSA Life Insurance Company, Inc.

                          Years ended December 31, 1999, 1998 and 1997
                              with Report of Independent Auditors

                       AUSA Life Insurance Company, Inc.

                    Financial Statements - Statutory Basis

                 Years ended December 31, 1999, 1998 and 1997



                                    Contents

Report of Independent Auditors..................................  1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flow - Statutory Basis.......................  7
Notes to Financial Statements - Statutory Basis.................  8

                        Report of Independent Auditors

The Board of Directors
AUSA Life Insurance Company, Inc.

We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc., an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998 and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the statutory-basis balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York.

                                    /s/ Ernst & Young LLP

Des Moines, Iowa
February 18, 2000

                       AUSA Life Insurance Company, Inc.

                       Balance Sheets - Statutory Basis
                 (Dollars in thousands, except per share data)



                                                                    December 31
                                                                1999            1998
                                                         --------------------------------
Admitted assets
Cash and invested assets:
 Bonds                                                        $ 3,864,509     $ 4,151,780
 Stocks:
  Preferred                                                         6,789           2,582
  Common, at market (cost: $14 in 1999 and 1998)                        2               2
 Mortgage loans on real estate                                    449,603         413,107
 Real estate acquired in satisfaction of debt, at cost
  less accumulated depreciation ($1,239 in 1999 and
  $2,474 in 1998)                                                  16,865          33,986
 Policy loans                                                       3,276           3,181
 Cash and short-term investments                                   81,390          61,065
 Other invested assets                                             62,759          30,795
 Short-term notes receivable from affiliates                      136,300          10,400
                                                         --------------------------------
Total cash and invested assets                                  4,621,493       4,706,898

Receivable from affiliates                                         17,851          14,731
Premiums deferred and uncollected                                   6,572           6,408
Accrued investment income                                          58,103          64,859
Federal income taxes recoverable                                        -             527
Other assets                                                       14,901          12,567
Separate account assets                                         6,881,195       6,517,152



                                                         --------------------------------
Total admitted assets                                         $11,600,115     $11,323,142
                                                         ================================

                                                                     December 31
                                                                1999            1998
                                                         --------------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $   138,147     $   109,132
  Annuity                                                         796,401         868,294
  Accident and health                                              16,432          16,416
 Policy and contract claim reserves:
  Life                                                              5,004           4,927
  Accident and health                                               8,190          10,302
 Other policyholders' funds                                     3,145,632       3,267,417
 Remittances and items not allocated                               44,643          58,724
 Asset valuation reserve                                           82,997          84,077
 Interest maintenance reserve                                      27,244          37,253
 Deferred interest on assets purchased                                733           5,230
 Payable under assumption reinsurance agreement                    39,118          52,837
 Other liabilities                                                 23,566           7,422
 Federal income taxes payable                                       4,507               -
 Separate account liabilities                                   6,874,006       6,497,865
                                                         --------------------------------
Total liabilities                                              11,206,620      11,019,896

Commitments and contingencies (Note 10)

Capital and surplus:
 Common stock, $125 par value, 20,000 shares authorized,
  issued and outstanding                                            2,500           2,500
 Paid-in surplus                                                  319,180         319,180
 Special surplus funds                                              2,017           1,827
 Unassigned surplus (deficit)                                      69,798         (20,261)
                                                         --------------------------------
Total capital and surplus                                         393,495         303,246
                                                         --------------------------------
Total liabilities and capital and surplus                     $11,600,115     $11,323,142
                                                         ================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                  Statements of Operations - Statutory Basis
                            (Dollars in thousands)


                                                                 Year ended December 31
                                                        1999              1998              1997
                                                  -----------------------------------------------------
Revenue:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                 $   48,276        $   22,664        $   71,899
  Annuity                                               1,475,991         1,132,120         1,199,470
  Accident and health                                      29,748            32,869            39,999
 Net investment income                                    325,049           345,660           341,540
 Amortization of interest maintenance reserve               4,078             6,116             3,392
 Commissions and expense allowances on
  reinsurance ceded                                           424               302               374
 Separate account fee income                               51,872            43,525                 -
 Other income                                               5,531                 -            17,240
                                                -----------------------------------------------------
                                                        1,940,969         1,583,256         1,673,914
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                    32,871            32,464            39,045
  Surrender benefits                                    1,937,450         1,117,653         1,175,051
  Other benefits                                           21,747            20,886            14,316
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                    29,016             5,762            52,500
   Annuity                                                (71,893)          (42,781)           65,982
   Accident and health                                         16              (131)           (1,357)
   Other                                                      778               (67)              580
  Increase (decrease) in liability for premium
   and other deposit type funds                          (122,644)           85,461            92,280
                                                -----------------------------------------------------
                                                        1,827,341         1,219,247         1,438,397
 Insurance expenses:
  Commissions                                              50,265            69,009            79,099
  General insurance expenses                               58,034            95,169            92,613
  Taxes, licenses and fees                                  1,836             1,466             3,717
  Net transfers to (from) separate accounts               (79,470)          174,435            42,490
  Other                                                       (16)              978               181
                                                -----------------------------------------------------
                                                           30,649           341,057           218,100
                                                -----------------------------------------------------
                                                        1,857,990         1,560,304         1,656,497
                                                -----------------------------------------------------
Gain from operations before federal income tax
 expense and net realized capital gains on
 investments                                               82,979            22,952            17,417
Federal income tax expense                                  7,976             4,021             5,247
                                                -----------------------------------------------------
Gain from operations before net realized
 capital gains on investments                              75,003            18,931            12,170
Net realized capital gains on investments (net
 of related federal income taxes and amounts
 transferred to interest maintenance reserve)              11,471             3,770               831
                                                -----------------------------------------------------
Net income                                             $   86,474        $   22,701        $   13,001
                                                =====================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                     Statements of Changes in Capital and
                           Surplus - Statutory Basis
                            (Dollars in thousands)

                                                                      Special      Unassigned             Total
                                             Common     Paid-in       Surplus        Surplus             Capital
                                             Stock      Surplus        Funds        (Deficit)           and Surplus
                                           ---------------------------------------------------------------------------
Balance at January 1, 1997                     $2,500      $319,180       $1,473      $ (4,246)         $318,907
 Net income                                         -             -          134        12,867            13,001
 Change in net unrealized capital gains
  (losses)                                          -             -            -        (2,710)           (2,710)
 Change in non-admitted assets                      -             -            -        (8,483)           (8,483)
 Change in liability for reinsurance in
  unauthorized companies                            -             -            -            29                29
 Change in asset valuation reserve                  -             -            -       (20,446)          (20,446)
 Net change in separate account surplus             -             -            -           (49)              (49)
 Prior year federal income tax adjustment           -             -            -            59                59
                                           ---------------------------------------------------------------------------
Balance at December 31, 1997                    2,500       319,180        1,607       (22,979)          300,308
 Net income                                         -             -          220        22,481            22,701
 Change in net unrealized capital gains
  (losses)                                          -             -            -         4,439             4,439
 Change in non-admitted assets                      -             -            -          (291)             (291)
 Change in liability for reinsurance in
  unauthorized companies                            -             -            -            18                18
 Change in asset valuation reserve                  -             -            -       (16,753)          (16,753)
 Net change in separate account surplus             -             -            -           824               824
 Dividend to stockholder                            -             -            -        (8,000)           (8,000)
                                           ---------------------------------------------------------------------------
Balance at December 31, 1998                    2,500       319,180        1,827       (20,261)          303,246
 Net income                                         -             -          190        86,284            86,474
 Change in net unrealized capital gains
  (losses)                                          -             -            -        (2,666)           (2,666)
 Change in non-admitted assets                      -             -            -         8,957             8,957
 Change in liability for reinsurance in
  unauthorized companies                            -             -            -          (394)             (394)
 Change in asset valuation reserve                  -             -            -         1,080             1,080
 Net change in separate account surplus             -             -            -        (3,202)           (3,202)
                                           ---------------------------------------------------------------------------
Balance at December 31, 1999                   $2,500      $319,180       $2,017      $ 69,798          $393,495
                                           ===========================================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                    Statement of Cash Flow - Statutory Basis
                            (Dollars in thousands)

                                                                               Year ended December 31
                                                                     1999               1998               1997
                                                             --------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance               $ 1,569,443        $ 1,191,035        $ 1,340,757
Net investment income                                                   343,327            353,054            340,150
Life and accident and health claims                                     (34,919)           (33,979)           (40,151)
Surrender benefits and other fund withdrawals                        (1,937,450)        (1,117,653)        (1,175,051)
Other benefits to policyholders                                         (21,733)           (20,876)           (14,290)
Commissions, other expenses and other taxes                            (125,507)          (169,784)          (184,457)
Net transfers (to) from separate account                                131,083           (130,976)           (43,309)
Federal income taxes paid                                                (2,942)            (5,558)            (4,704)
Other, net                                                              (26,319)            (3,806)            (3,744)
                                                             --------------------------------------------------------
Net cash provided by (used in) operating activities                    (105,017)            61,457            215,201

Investing activities
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks                                           1,843,152          1,381,784            968,184
 Common stocks                                                           55,050                164                  -
 Mortgage loans on real estate                                          144,620            138,723            179,810
 Real estate                                                             46,449             22,067             25,104
 Policy loans                                                                 -                  -                 16
 Other                                                                    3,847                (21)                 -
                                                             --------------------------------------------------------
                                                                      2,093,118          1,542,717          1,173,114
Cost of investments acquired:
 Bonds and preferred stocks                                          (1,588,268)        (1,554,838)        (1,260,122)
 Common stocks                                                          (55,050)                 -               (103)
 Mortgage loans on real estate                                         (178,473)           (51,862)           (60,722)
 Real estate                                                            (27,721)              (561)                 -
 Policy loans                                                               (95)              (135)              (146)
 Other                                                                    7,731              5,756            (17,805)
                                                             --------------------------------------------------------
                                                                     (1,841,876)        (1,601,640)        (1,338,898)
                                                             --------------------------------------------------------
Net cash provided by (used in) investing activities                     251,242            (58,923)          (165,784)

Financing activities
Issuance of intercompany notes, net                                    (125,900)            (1,600)            (9,400)
Dividends to stockholders                                                     -             (8,000)                 -
                                                             --------------------------------------------------------
Net cash used in financing activities                                  (125,900)            (9,600)            (9,400)
                                                             --------------------------------------------------------
Increase (decrease) in cash and short-term investments                   20,325             (7,066)            40,017

Cash and short-term investments at beginning of year                     61,065             68,131             28,114
                                                             --------------------------------------------------------
Cash and short-term investments at end of year                      $    81,390        $    61,065        $    68,131
                                                             ========================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is 82 percent owned by First AUSA Life Insurance Company ("First AUSA"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), and 18 percent owned by Veterans Life Insurance Company, an indirect wholly-owned subsidiary of AEGON. AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation ("Dreyfus"), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

On October 1, 1998, the Company completed a merger with First Providian Life and Health Insurance Company ("FPLH"), an indirect wholly-owned subsidiary of Commonwealth General Corporation which, in turn, is an indirect wholly-owned subsidiary of AEGON, whereby FPLH was merged directly into the Company. The accompanying financial statements give retroactive effect as if the merger had occurred on January 1, 1997 in conformity with the practices of the National Association of Insurance Commissioners (NAIC) and accounting practices prescribed or permitted by the Department of Insurance of the State of New York. This merger was accounted for as a statutory merger, which is similar to the pooling of interests method of accounting and, accordingly, the historical book values carried over from the separate companies to the Company.

Nature of Business

The Company primarily sells group fixed and variable annuities and group life coverages. The Company is licensed in 49 states and the District of Columbia and is in the process of becoming licensed in New Jersey. Sales of the Company's products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return, (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (e) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (f) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (g) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (h) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (i) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (j) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (k) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (l) pension expense is recorded as amounts are paid; (m) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (n) adjustments to federal income taxes of prior years are charged or

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (o) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations. The effects of these variances have not been determined by the Company, but are presumed to be material.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification"), effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of New York will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $261, $216 and $473, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 4) are returned to MONY at the time of realization pursuant to the agreement.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.00 to
8.50 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates.

Reclassifications

Certain reclassifications have been made to the 1999 financial statements to conform to the 1998 and 1997 presentation.


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

 Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

 Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 Interest rate swaps: Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                         December 31
                                                         1999                                   1998
                                         ----------------------------------     ----------------------------------
                                             Carrying                               Carrying
                                              Amount         Fair Value              Amount         Fair Value
                                         ----------------------------------     ----------------------------------
 Admitted assets
 Cash and short-term investments             $   81,390       $   81,390            $   61,065       $   61,065
 Bonds                                        3,864,509        3,767,465             4,151,780        4,246,901
 Preferred stock                                  6,789            6,579                 2,582            2,529
 Common stock                                         2                2                     2                2
 Mortgage loans on real estate                  449,603          439,799               413,107          429,716
 Interest rate swap                                   -             (174)                    -                -
 Policy loans                                     3,276            3,276                 3,181            3,181
 Short-term notes receivable from
  affiliates                                    136,000          136,300                10,400           10,400
 Separate account assets                      6,881,195        6,866,675             6,517,152        6,527,180

 Liabilities
 Investment contract liabilities              3,940,657        3,841,080             4,134,507        4,057,004
 Separate account annuities                   6,798,987        6,753,227             6,408,436        6,387,445

3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                                   Gross           Gross
                                                  Carrying       Unrealized      Unrealized    Estimated Fair
                                                   Amount          Gains           Losses          Value
                                             ----------------------------------------------------------------
December 31, 1999
Bonds:
  United States Government and agencies            $   59,439       $    85        $  2,589        $   56,935
  State, municipal and other government                74,897           454           1,410            73,941
  Public utilities                                    281,024           693           9,538           272,179
  Industrial and miscellaneous                      2,190,297        10,886          69,634         2,131,549
  Mortgage-backed and asset-backed securities
                                                    1,258,852         4,816          30,807         1,232,861
                                             ----------------------------------------------------------------
                                                    3,864,509        16,934         113,978         3,767,465
 Preferred stocks                                       6,789             8             218             6,579
                                             ----------------------------------------------------------------
                                                   $3,871,298       $16,942        $114,196        $3,774,044
                                             ================================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

                                                                     Gross           Gross
                                                    Carrying       Unrealized      Unrealized    Estimated Fair
                                                     Amount          Gains           Losses          Value
                                             ------------------------------------------------------------------
December 31, 1998
Bonds:
  United States Government and agencies            $   99,834        $  1,776         $   285      $  101,325
  State, municipal and other government                38,387           1,427           1,625          38,189
  Public utilities                                    355,719          10,239             825         365,133
  Industrial and miscellaneous                      2,398,132          88,051          25,538       2,460,645
  Mortgage-backed and asset-backed securities       1,259,708          27,387           5,486       1,281,609
                                             ----------------------------------------------------------------
                                                    4,151,780         128,880          33,759       4,246,901
 Preferred stocks                                       2,582               -              53           2,529
                                             ----------------------------------------------------------------
                                                   $4,154,362        $128,880         $33,812      $4,249,430
                                             ================================================================

The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Carrying       Estimated
                                                              Amount        Fair Value
                                                        --------------------------------
 Due in one year or less                                      $  182,460      $  182,521
 Due after one year through five years                         1,643,466       1,601,064
 Due after five years through ten years                          592,008         574,987
 Due after ten years                                             187,723         176,032
                                                        --------------------------------
                                                               2,605,657       2,534,604
 Mortgage-backed and asset-backed securities                   1,258,852       1,232,861
                                                        --------------------------------
                                                              $3,864,509      $3,767,465
                                                        ================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



3. Investments (continued)

A detail of net investment income is presented below:

                                                          Year ended December 31
                                                  1999             1998             1997
                                           --------------------------------------------------
 Interest on bonds and notes                       $290,534         $290,967         $285,730
 Mortgage loans                                      34,863           46,027           57,659
 Real estate                                          7,176           12,741           13,976
 Dividends on equity investments                          -              254              223
 Interest on policy loans                                49              317              168
 Derivative instruments                              (2,600)          (3,265)             100
 Other investment income                              9,139            9,568            1,543
                                           --------------------------------------------------
 Gross investment income                            339,161          356,609          359,399

 Less investment expenses                            14,112           10,949           17,859
                                           --------------------------------------------------
 Net investment income                             $325,049         $345,660         $341,540
                                           ==================================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                          Year ended December 31
                                                  1999             1998             1997
                                           --------------------------------------------------
 Proceeds                                        $1,843,152       $1,381,784         $968,184
                                           ==================================================

 Gross realized gains                            $   11,207       $   19,871         $ 19,165
 Gross realized losses                              (22,545)          (5,974)         (11,997)
                                           --------------------------------------------------
 Net realized gains (losses)                     $  (11,338)      $   13,897         $  7,168
                                           ==================================================

At December 31, 1999, investments with an aggregate carrying amount of $2,853 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

Realized investment gains (losses) for investments are summarized below:

                                                                 Realized
                                          ----------------------------------------------------
                                                          Year ended December 31
                                                 1999              1998              1997
                                          ----------------------------------------------------
 Debt securities                                  $(11,338)         $ 13,897          $  7,168
 Common stock                                            -                60                 -
 Preferred stock                                         -               170                (7)
 Short-term investments                                373               (41)               (6)
 Mortgage loans on real estate                       1,161               325               287
 Real estate                                         2,463             3,967             4,059
 Other invested assets                               9,407             2,859             5,035
                                          ----------------------------------------------------
                                                     2,066            21,237            16,536

 Federal income tax effect                           3,474                20              (747)
 Transfer (to) from interest maintenance
  reserve                                            5,931           (17,487)          (14,958)
                                          ----------------------------------------------------
 Total realized gains                             $ 11,471          $  3,770          $    831
                                          ====================================================

During 1999, the Company issued mortgage loans with interest rates ranging from 6.77% to 8.49%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 95%. No mortgage loans were non-income producing for the previous twelve months and, accordingly, no accrued interest related to these mortgage loans was excluded from investment income. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property.

During 1999, 1998 and 1997, there were $17,959, $2,796 and $4,427, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $36,273 and $34,083, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

              Geographic Distribution                             Property Type Distribution
--------------------------------------------------     ---------------------------------------------
                                   December 31                                       December 31
                                 1999       1998                                   1999       1998
                             ---------------------                             ---------------------
South Atlantic                       26%        22%      Office                        37%        37%
E. North Central                     15         20       Retail                        23         24
Mountain                             14         20       Industrial                    20         29
Mid-Atlantic                         13          9       Apartment                      6          4
W. South Central                     12          9       Agricultural                   8          2
Pacific                              10          8       Other                          6          4
New England                           4          7
W. North Central                      4          3
E. South Central                      2          2

At December 31, 1999, the Company had no investments, excluding U. S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                    Notional Amount
                                                             ----------------------------
                                                                   1999          1998
                                                             ----------------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed - pay floating                                    $103,700       $74,588
   Receive floating- pay fixed                                       10,000             -

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                  1999             1998             1997
                                           --------------------------------------------------
    Direct premiums                              $1,548,392       $1,183,777       $1,309,731
    Reinsurance assumed                               8,301            6,415            6,905
    Reinsurance ceded                                (2,678)          (2,539)          (5,268)
                                           --------------------------------------------------
    Net premiums earned                          $1,554,015       $1,187,653       $1,311,368
                                           ==================================================

The Company received reinsurance recoveries in the amounts of $2,983, $2,493 and $1,992 during 1999, 1998 and 1997, respectively.

The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $118,070 and $143,819, respectively.

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 1999 and 1998, the Company owed MONY $39,118 and $52,837, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature in nine years from the date of closing.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



4. Reinsurance (continued)

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments primarily due to differences in the statutory and tax treatment of certain investments, deferred policy acquisition costs, stock options exercised, dividends received deduction, carryforward (utilization) of net operating loss, IMR amortization, and certain adjustments related to the agreement between MONY and the Company. These adjustments caused the Company to calculate federal income tax expense using alternative minimum tax requirements in 1998.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 4 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided for on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



5. Income Taxes (continued)

account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company expects to utilize a net operating loss carryforward of $32,539 in the 1999 consolidated tax return.

In 1998, the Company reached a final settlement with the Internal Revenue Service for years 1993 through 1995 resulting in no tax due or refunded. An examination of 1996 and 1997 is currently in process.


6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                           December 31
                                                              1999                                1998
                                              ---------------------------------     -----------------------------
                                                                    Percent of                         Percent of
                                                     Amount           Total               Amount          Total
                                              ---------------------------------     -----------------------------
 Subject to discretionary withdrawal with
  market value adjustment                            $   924,075              8%          $   912,692           9%
 Subject to discretionary withdrawal at book
  value less surrender charge                            998,443              9             1,013,495          10
 Subject to discretionary withdrawal at
  market value                                         4,418,345             41             3,678,649          34
 Subject to discretionary withdrawal at book
  value (minimal or no charges or adjustments)         2,395,732             22             2,666,670          25
 Not subject to discretionary withdrawal               2,121,526             20             2,416,602          22
                                                   ----------------------------         -------------------------
                                                      10,858,121            100%           10,688,108         100%
                                                                    ===========                          ========
 Less reinsurance ceded                                  117,178                              143,475
                                                   -------------                        -------------
 Total policy reserves on annuities and
  deposit fund liabilities                           $10,740,943                          $10,544,633
                                                   =============                        =============

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 1999, 1998 and 1997 is as follows:

                                           Guaranteed      Non-guaranteed
                                            Separate          Separate
                                             Account          Account             Total
                                          ----------------------------------------------------
 Premiums, deposits and other
  considerations for the year ended
  December 31, 1999                           $  205,834          $1,002,770     $1,208,604
                                       ====================================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $1,925,973          $4,310,332     $6,236,305
  Amortized cost                                 562,682                   -        562,682
                                       ----------------------------------------------------
 Total                                        $2,488,655          $4,310,332     $6,798,987
                                       ====================================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1998                           $   84,150          $  767,676     $  851,826
                                       ====================================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,350,983          $3,461,715     $5,812,698
  Amortized cost                                 595,738                   -        595,738
                                       ----------------------------------------------------
 Total                                        $2,946,721          $3,461,715     $6,408,436
                                       ====================================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1997                           $  147,638          $  648,056     $  795,694
                                       ====================================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,204,931          $2,767,245     $4,972,176
  Amortized cost                                 622,703                   -        622,703
                                       ----------------------------------------------------
 Total                                        $2,827,634          $2,767,245     $5,594,879
                                       ====================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                             Guaranteed      Non-guaranteed
                                              Separate          Separate
                                              Account           Account            Total
                                         ----------------------------------------------------
December 31, 1999
 Subject to discretionary withdrawal
  with market value adjustment                 $  335,351          $        -      $  335,351
 Subject to discretionary withdrawal at
  book value less surrender charge                227,331                   -         227,331
 Subject to discretionary withdrawal at
  market value                                    108,013           4,310,332       4,418,345
 Not subject to discretionary withdrawal        1,817,960                   -       1,817,960
                                         ----------------------------------------------------
                                               $2,488,655          $4,310,332      $6,798,987
                                         ====================================================
 December 31, 1998
 Subject to discretionary withdrawal
  with market value adjustment                 $  345,379          $        -      $  345,379
 Subject to discretionary withdrawal at
  book value less surrender charge                250,359                   -         250,359
 Subject to discretionary withdrawal at
  market value                                    216,935           3,461,715       3,678,650
 Not subject to discretionary withdrawal        2,134,048                   -       2,134,048
                                         ----------------------------------------------------
                                               $2,946,721          $3,461,715      $6,408,436
                                         ====================================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                           Year ended December 31
                                                                 1999              1998                1997
                                                         --------------------------------------------------------
 Transfers as reported in the summary of operations of
  the separate accounts annual statement:
  Transfers to separate accounts                               $ 1,207,636          $ 851,826           $ 795,663
  Transfers from separate accounts                              (1,290,346)          (679,796)           (767,049)
                                                         --------------------------------------------------------
 Net transfers to (from) separate accounts                         (82,710)           172,030              28,614

 Reconciling adjustments - HUB level fees not paid to
  AUSA general account                                               3,240              1,317              13,756
  Fees paid to external fund manager                                     -                  -                 120
  Assumption of liabilities via merger of FPLH                           -              1,088                   -
                                                         --------------------------------------------------------
 Net adjustments                                                     3,240              2,405              13,876
                                                         --------------------------------------------------------
 Net transfers as reported in the summary of operations
  of the life, accident and health annual statement            $   (79,470)         $ 174,435           $  42,490
                                                         ========================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                         Gross       Loading        Net
                                                    --------------------------------------
December 31, 1999
Life and annuity:
  Ordinary direct first year business                     $  400         $  276     $  124
  Ordinary direct renewal business                         6,454          1,080      5,374
  Group life direct business                               1,030            427        603
  Credit life                                                 42              -         42
  Reinsurance ceded                                          (15)             -        (15)
                                                    --------------------------------------
                                                           7,911          1,783      6,128
 Accident and health:
  Direct                                                     484              -        484
  Reinsurance ceded                                          (40)             -        (40)
                                                    --------------------------------------
 Total accident and health                                   444              -        444
                                                    --------------------------------------
                                                          $8,355         $1,783     $6,572
                                                    ======================================
 December 31, 1998
 Life and annuity:
  Ordinary direct first year business                     $  351         $  339     $   12
  Ordinary direct renewal business                         6,760          1,087      5,673
  Group life direct business                                 851            482        369
  Credit life                                                 37              -         37
  Reinsurance ceded                                           (6)             -         (6)
                                                    --------------------------------------
                                                           7,993          1,908      6,085
 Accident and health:
  Direct                                                     363              -        363
  Reinsurance ceded                                          (40)             -        (40)
                                                   ---------------------------------------
 Total accident and health                                   323              -        323
                                                    --------------------------------------
                                                          $8,316         $1,908     $6,408
                                                    ======================================

At December 31, 1999 and 1998, the Company had insurance in force aggregating $425,151 and $474,471, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $1,250 and $1,348 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



7. Dividend Restrictions

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company.

The Company paid dividends to its parent of $8,000 in 1998. The Company is not entitled to pay out any dividends in 1999 without prior approval.


8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company's allocation of pension expense for each of the years ended December 31, 1999, 1998 and 1997 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $10, $9 and $12 of expense for the years ended December 31, 1999, 1998 and 1997, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company's allocation of postretirement expenses was negligible for each of the years ended December 31, 1999, 1998 and 1997.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



9. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $6,940, $5,650 and $7,330, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.7% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $485, $232 and $142, respectively, to affiliates.


10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $186,478 and $153,146 at December 31, 1999 and 1998, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



10. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense was $46, $126 and $586 for the years ended December 31, 1999, 1998 and 1997, respectively.

                             Financial Statements

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                         Year ended December 31, 1999
                      with Report of Independent Auditors

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                             Financial Statements

                         Year ended December 31, 1999




                                    Contents

Report of Independent Auditors.............................................   1

Financial Statements

Balance Sheets.............................................................   2
Statements of Operations...................................................   6
Statements of Changes in Contract Owners' Equity...........................  10
Notes to Financial Statements..............................................  14

                         Report of Independent Auditors




The Board of Directors and Contract Owners of The Endeavor Variable Annuity,
AUSA Life Insurance Company, Inc.


We have audited the accompanying balance sheets of AUSA Endeavor Variable Annuity Account (the "Separate Account", comprised of the Endeavor Money Market, Endeavor Asset Allocation, T. Rowe Price International Stock, Endeavor Value Equity, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Endeavor Opportunity Value, Endeavor Enhanced Index, Endeavor Janus Growth, Endeavor Select 50, and Endeavor High Yield subaccounts), which are available for investment by contract owners of The Endeavor Variable Annuity, as of December 31, 1999, and the related statements of operations for the period then ended as indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of AUSA Endeavor Variable Annuity which are available for investment by contract owners of the Endeavor Variable Annuity at December 31, 1999, and the results of their operations for the period then ended as indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                                Balance Sheets

                               December 31, 1999

                                                                                               Endeavor
                                                                                             Money Market
                                                                                              Subaccount
                                                                                           -----------------
Assets
Cash                                                                                       $           2
Investments in mutual funds, at current market value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                                                           1,642,437
     Endeavor Asset Allocation Portfolio                                                               -
     T. Rowe Price International Stock Portfolio                                                       -
     Endeavor Value Equity Portfolio                                                                   -
     Dreyfus Small Cap Value Portfolio                                                                 -
     Dreyfus U. S. Government Securities Portfolio                                                     -
     T. Rowe Price Equity Income Portfolio                                                             -
     T. Rowe Price Growth Stock Portfolio                                                              -
     Endeavor Opportunity Value Portfolio                                                              -
     Endeavor Enhanced Index Portfolio                                                                 -
     Endeavor Janus Growth Portfolio                                                                   -
     Endeavor Select 50 Portfolio                                                                      -
     Endeavor High Yield Portfolio                                                                     -
                                                                                           -----------------
Total investments in mutual funds                                                              1,642,437
                                                                                           -----------------
Total assets                                                                                  $1,642,439
                                                                                           =================

Liabilities and contract owners' equity Liabilities:
   Contract terminations payable                                                           $           -
                                                                                           -----------------
Total liabilities                                                                                      -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                                             1,642,439
                                                                                           -----------------
Total liabilities and contract owners' equity                                                 $1,642,439
                                                                                           =================

See accompanying notes.

                                                                                           Dreyfus U. S.
    Endeavor Asset         T. Rowe Price           Endeavor            Dreyfus Small        Government
     Allocation            International         Value Equity            Cap Value          Securities
     Subaccount           Stock Subaccount        Subaccount             Subaccount         Subaccount
-----------------------------------------------------------------------------------------------------------
      $        -             $        -            $        -            $        -           $        -

               -                      -                     -                     -                    -
       7,113,204                      -                     -                     -                    -
               -              9,830,966                     -                     -                    -
               -                      -             7,501,568                     -                    -
               -                      -                     -             6,589,852                    -
               -                      -                     -                     -            2,536,904
               -                      -                     -                     -                    -
               -                      -                     -                     -                    -
               -                      -                     -                     -                    -
               -                      -                     -                     -                    -
               -                      -                     -                     -                    -
               -                      -                     -                     -                    -
               -                      -                     -                     -                    -
-----------------------------------------------------------------------------------------------------------
       7,113,204              9,830,966             7,501,568             6,589,852            2,536,904
-----------------------------------------------------------------------------------------------------------
      $7,113,204             $9,830,966            $7,501,568            $6,589,852           $2,536,904
===========================================================================================================


      $       16             $      142            $       89            $      144           $        -
-----------------------------------------------------------------------------------------------------------
              16                    142                    89                   144                    -


       7,113,188              9,830,824             7,501,479             6,589,708            2,536,904
-----------------------------------------------------------------------------------------------------------
      $7,113,204             $9,830,966            $7,501,568            $6,589,852           $2,536,904
===========================================================================================================

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                          Balance Sheets (continued)

                                                                            T. Rowe Price
                                                                                Equity        T. Rowe Price
                                                                                Income        Growth Stock
                                                                              Subaccount       Subaccount
                                                                           ----------------------------------
Assets
Cash                                                                       $           -     $           -
Investments in mutual funds, at current market value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                                                   -                 -
     Endeavor Asset Allocation Portfolio                                               -                 -
     T. Rowe Price International Stock Portfolio                                       -                 -
     Endeavor Value Equity Portfolio                                                   -                 -
     Dreyfus Small Cap Value Portfolio                                                 -                 -
     Dreyfus U. S. Government Securities Portfolio                                     -                 -
     T. Rowe Price Equity Income Portfolio                                     8,114,462                 -
     T. Rowe Price Growth Stock Portfolio                                              -         9,784,725
     Endeavor Opportunity Value Portfolio                                              -                 -
     Endeavor Enhanced Index Portfolio                                                 -                 -
     Endeavor Janus Growth Portfolio                                                   -                 -
     Endeavor Select 50 Portfolio                                                      -                 -
     Endeavor High Yield Portfolio                                                     -                 -
                                                                           ----------------------------------
Total investments in mutual funds                                              8,114,462         9,784,725
                                                                           ----------------------------------
Total assets                                                               $   8,114,462     $   9,784,725
                                                                           ==================================

Liabilities and contract owners' equity Liabilities:
   Contract terminations payable                                           $          48     $          81
                                                                           ----------------------------------
Total liabilities                                                                     48                81

Contract owners' equity:
   Deferred annuity contracts terminable by owners                             8,114,414         9,784,644
                                                                           ----------------------------------
Total liabilities and contract owners' equity                              $   8,114,462     $   9,784,725
                                                                           ==================================

See accompanying notes.

       Endeavor               Endeavor             Endeavor Janus         Endeavor            Endeavor
     Opportunity           Enhanced Index             Growth             Select 50           High Yield
  Value Subaccount           Subaccount             Subaccount           Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------
     $        -              $        -           $       127              $     -               $    -


              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
              -                       -                     -                    -                    -
      1,266,387                       -                     -                    -                    -
              -               3,480,347                     -                    -                    -
              -                       -            35,071,907                    -                    -
              -                       -                     -               65,304                    -
              -                       -                     -                    -                2,023
------------------------------------------------------------------------------------------------------------
      1,266,387               3,480,347            35,071,907               65,304                2,023
------------------------------------------------------------------------------------------------------------
     $1,266,387              $3,480,347           $35,072,034              $65,304               $2,023
============================================================================================================



     $       10              $       13           $         -              $     1               $    -
------------------------------------------------------------------------------------------------------------
             10                      13                     -                    1                    -


      1,266,377               3,480,334            35,072,034               65,303                2,023
------------------------------------------------------------------------------------------------------------
     $1,266,387              $3,480,347           $35,072,034              $65,304               $2,023
============================================================================================================

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                           Statements of Operations

                 Year ended December 31, 1999, except as noted

                                                                                           Endeavor Money
                                                                                               Market
                                                                                             Subaccount
                                                                                           ----------------
Net investment income (loss)
   Income:
     Dividends                                                                              $     54,524
   Expenses:
     Administrative, mortality and expense risk charges                                           16,711
                                                                                           ----------------
Net investment income (loss)                                                                      37,813

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain from sales of investments:
     Proceeds from sales                                                                       1,091,568
     Cost of investments sold                                                                  1,091,568
                                                                                           ----------------
   Net realized capital gain from sales of investments                                                 -

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                                             -
   End of the period                                                                                   -
                                                                                           ----------------
Net change in unrealized appreciation/depreciation of investments                                      -
                                                                                           ----------------
Net realized and unrealized capital gain (loss) from investments                                       -
                                                                                           ----------------
Increase (decrease) from operations                                                         $     37,813
                                                                                           ================

(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2)  Commencement of operations, June 21, 1999.

See accompanying notes.

                                                                                           Dreyfus U. S.
  Endeavor Asset           T. Rowe Price             Endeavor        Dreyfus Small           Government
    Allocation             International           Value Equity        Cap Value             Securities
    Subaccount           Stock Subaccount           Subaccount         Subaccount            Subaccount
-----------------------------------------------------------------------------------------------------------
     $1,480,494            $   200,697           $   426,492           $   579,837            $ 133,541

         88,796                115,112               115,507                82,093               34,702
-----------------------------------------------------------------------------------------------------------
      1,391,698                 85,585               310,985               497,744               98,839



        757,774                956,671             1,275,625               777,604              213,260
        576,068                739,343               929,764               674,920              200,936
-----------------------------------------------------------------------------------------------------------
        181,706                217,328               345,861               102,684               12,324


        822,028                812,805               958,553              (325,370)             126,060
        655,494              2,812,967               (47,927)              508,721              (39,105)
-----------------------------------------------------------------------------------------------------------
       (166,534)             2,000,162            (1,006,480)              834,091             (165,165)
-----------------------------------------------------------------------------------------------------------
         15,172              2,217,490              (660,619)              936,775             (152,841)
-----------------------------------------------------------------------------------------------------------
     $1,406,870            $ 2,303,075           $  (349,634)          $ 1,434,519            $ (54,002)
===========================================================================================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                      Statements of Operations (continued)

                                                                            T. Rowe Price     T. Rowe Price
                                                                            Equity Income     Growth Stock
                                                                             Subaccount        Subaccount
                                                                          ------------------ ----------------
Net investment income (loss)
   Income:
     Dividends                                                                $   518,675     $   646,509
   Expenses:
     Administrative, mortality and expense risk charges                           118,735         115,969
                                                                          ------------------ ----------------
Net investment income (loss)                                                      399,940         530,540

Net realized and unrealized capital gain (loss) from investments
   Net realized capital gain from sales of investments:
     Proceeds from sales                                                        1,023,316         600,104
     Cost of investments sold                                                     699,862         332,134
                                                                          ------------------ ----------------
   Net realized capital gain from sales of investments                            323,454         267,970

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                      1,032,364       1,627,770
   End of the period                                                              467,957       2,468,646
                                                                          ------------------ ----------------
Net change in unrealized appreciation/depreciation of investments                (564,407)        840,876
                                                                          ------------------ ----------------
Net realized and unrealized capital gain (loss) from investments                 (240,953)      1,108,846
                                                                          ------------------ ----------------
Increase (decrease) from operations                                           $   158,987      $1,639,386
                                                                          ================== ================

(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2)  Commencement of operations, June 21, 1999.

See accompanying notes.

       Endeavor               Endeavor          Endeavor Janus          Endeavor             Endeavor
     Opportunity           Enhanced Index          Growth               Select 50           High Yield
  Value Subaccount           Subaccount         Subaccount (1)        Portfolio (2)        Portfolio (2)
-----------------------------------------------------------------------------------------------------------
      $  23,557                $125,500       $            -           $         -                 $  -

         17,230                  40,104              376,721                   178                   14
-----------------------------------------------------------------------------------------------------------
          6,327                  85,396             (376,721)                 (178)                 (14)



        116,259                 571,088            3,909,487                 2,245                   14
        102,877                 439,617            2,028,664                 2,167                   14
-----------------------------------------------------------------------------------------------------------
         13,382                 131,471            1,880,823                    78                    -


         40,842                 266,268            7,143,916                     -                    -
         59,274                 471,297           18,094,008                13,209                   22
-----------------------------------------------------------------------------------------------------------
         18,432                 205,029           10,950,092                13,209                   22
-----------------------------------------------------------------------------------------------------------
         31,814                 336,500           12,830,915                13,287                   22
-----------------------------------------------------------------------------------------------------------
      $  38,141                $421,896          $12,454,194               $13,109                 $  8
===========================================================================================================

                    AUSA Endeavor Variable Annuity Account -
                          The Endeavor Variable Annuity

                Statements of Changes in Contract Owners' Equity

            Years ended December 31, 1999 and 1998, except as noted

                                          Endeavor Money Market              Endeavor Asset             T. Rowe Price International
                                                Subaccount                Allocation Subaccount              Stock Subaccount
                                        ---------------------------    ----------------------------    ----------------------------
                                            1999          1998             1999           1998            1999           1998
                                        ---------------------------    ----------------------------    --------------------------
Operations:
  Net investment income (loss)          $     37,813  $     31,229       $1,391,698   $   411,793      $    85,585  $    (1,178)
  Net realized capital gain                       -             -           181,706       219,224          217,328      186,963
  Net change in unrealized
     appreciation/depreciation of
     investments                                  -             -          (166,534)      111,477        2,000,162      653,025
                                        ---------------------------    ----------------------------    --------------------------
Increase (decrease) from operations          37,813        31,229         1,406,870       742,494        2,303,075      838,810

Contract transactions:
  Net contract purchase payments            382,999        99,464           107,809       133,924          174,803      236,000
  Transfer payments from (to)
     other subaccounts or general
     account                                 73,411       463,681           259,722     1,084,068            2,862    1,092,159
  Contract terminations,
     with-drawals and other deductions     (178,344)            -          (314,063)     (373,106)        (310,961)    (342,661)
                                        ---------------------------    ----------------------------    --------------------------
Increase (decrease) from contract
  transactions                              278,066       563,145            53,468       844,886         (133,296)     985,498
                                        ---------------------------    ----------------------------    --------------------------
Net increase (decrease) in
  contract owners' equity                   315,879       594,374         1,460,338     1,587,380        2,169,779    1,824,308

Contract owners' equity:
  Beginning of the period                 1,326,560       732,186         5,652,850     4,065,470        7,661,045    5,836,737
                                        ---------------------------    ----------------------------    --------------------------
  End of the period                      $1,642,439    $1,326,560        $7,113,188    $5,652,850       $9,830,824   $7,661,045
                                        ===========================    ============================    ==========================

(1) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1988, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2) Commencement of operations, June 21, 1999.

See accompanying notes.

          Endeavor Value                     Dreyfus Small Cap              Dreyfus U. S. Government
         Equity Subaccount                    Value Subaccount                Securities Subaccount
  -------------------------------      ------------------------------     ------------------------------
       1999             1998                1999            1998               1999           1998
  -------------------------------      ------------------------------     -----------------------------
  $    310,985        $   102,850      $    497,744       $   576,504     $     98,839      $    30,921
       345,861            327,682           102,684            48,069           12,324            6,651


    (1,006,480)           (98,837)          834,091          (829,907)        (165,165)          60,628
  -------------------------------      ------------------------------     -----------------------------
      (349,634)           331,695         1,434,519          (205,334)         (54,002)          98,200


       142,625            352,811           181,842           289,404          136,319           58,235


      (315,172)         1,879,751          (143,596)        1,356,749          253,882          852,781

      (329,291)          (431,951)         (302,912)         (268,863)         (72,805)         (64,873)
  --------------------  ---------      ------------------------------     -----------------------------

      (501,838)         1,800,611          (264,666)        1,377,290          317,396          846,143
  --------------------  ---------      ------------------------------     -----------------------------

      (851,472)         2,132,306         1,169,853         1,171,956          263,394          944,343


     8,352,951          6,220,645         5,419,855         4,247,899        2,273,510        1,329,167
  -------------------------------      ------------------------------     -----------------------------
    $7,501,479        $ 8,352,951      $  6,589,708       $ 5,419,855     $  2,536,904      $ 2,273,510
  ================================     ==============================     =============================

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)




                                          T. Rowe Price Equity          T. Rowe Price Growth          Endeavor Opportunity
                                           Income Subaccount              Stock Subaccount              Value Subaccount
                                        ------------------------     ---------------------------    --------------------------
                                           1999         1998            1999          1998             1999          1998
                                        ------------------------     --------------------------     --------------------------
Operations:
  Net investment income (loss)          $   399,940  $   226,051     $   530,540    $   156,515     $     6,327    $    (4,780)
  Net realized capital gain                 323,454      269,090         267,970        299,881          13,382        122,312
  Net change in unrealized
    appreciation/depreciation of
    investments                            (564,407)     (13,069)        840,876        864,822          18,432        (39,530)
                                        ------------------------     --------------------------     --------------------------
Increase (decrease) from operations         158,987      482,072       1,639,386      1,321,218          38,141         78,002

Contract transactions:
  Net contract purchase payments            386,844      653,419         434,749        511,952          81,846        225,557
  Transfer payments from (to)
    other subaccounts or general
    account                                (203,955)   1,474,782         553,994      1,984,283          12,791       (124,265)
  Contract terminations,
    with-drawals and other
    deductions                             (176,746)    (402,387)       (225,204)      (369,688)        (15,717)       (36,368)
                                        ------------------------     --------------------------     --------------------------
Increase (decrease) from contract
  transactions                                6,143    1,725,814         763,539      2,126,547          78,920         64,924
                                        ------------------------     --------------------------     --------------------------
Net increase (decrease) in
  contract owners' equity                   165,130    2,207,886       2,402,925      3,447,765         117,061        142,926

Contract owners' equity:
  Beginning of the period                 7,949,284    5,741,398       7,381,719      3,933,954       1,149,316      1,006,390
                                        ------------------------     --------------------------     --------------------------
  End of the period                     $ 8,114,414  $ 7,949,284     $ 9,784,644    $ 7,381,719     $ 1,266,377    $ 1,149,316
                                        ========================     ===========================    ==========================

(1) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1988, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

(2)  Commencement of operations, June 21, 1999.


See accompanying notes.

                                                                                   Endeavor            Endeavor
         Endeavor Enhanced                        Endeavor Janus                   Select 50           High Yield
          Index Subaccount                     Growth Subaccount (1)             Subaccount (2)       Subaccount (2)
---------------------------------        -------------------------------        ------------------------------------
       1999               1998                1999              1998                 1999                 1999
---------------------------------        -------------------------------        ------------------------------------
$     85,396         $    (13,800)       $    (376,721)   $      (55,111)       $       (178)             $      (14)
     131,471               82,535            1,880,823           621,541                  78                       -


     205,029              248,529           10,950,092         6,944,045              13,209                      22
---------------------------------        -------------------------------        ------------------------------------
     421,896              317,264           12,454,194         7,510,475              13,109                       8


     516,702              491,065            1,476,686           860,004              12,006                   2,001


     806,569              915,841            1,715,238         2,519,412              40,188                      14

    (173,518)            (329,609)          (1,464,119)         (971,007)                  -                       -
---------------------------------        -------------------------------        ------------------------------------

   1,149,753            1,077,297            1,727,805         2,408,409              52,194                   2,015
---------------------------------        -------------------------------        ------------------------------------

   1,571,649            1,394,561           14,181,999         9,918,884              65,303                   2,023


   1,908,685              514,124           20,890,035        10,971,151                   -                       -
---------------------------------        -------------------------------        ------------------------------------
$  3,480,334         $  1,908,685        $  35,072,034    $   20,890,035        $      65,303             $    2,023
=================================        ===============================        =====================================

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                         Notes to Financial Statements

                               December 31, 1999



1. Organization and Summary of Significant Accounting Policies

Organization

The AUSA Endeavor Variable Annuity Account (the "Mutual Fund Account") is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of thirteen investment subaccounts, all of which are invested in specified portfolios of the Endeavor Series Trust (the "Series Fund"). Activity in these thirteen investment subaccounts is available to contract owners of The Endeavor Variable Annuity.

Prior to April 30, 1999, the Growth Portfolio of the WRL Series Fund, Inc. was available to contract owners of the AUSA Endeavor Variable Annuity as an investment option. As of the close of business on April 30, 1999, all shares of the Growth Portfolio of the WRL Series Fund, Inc. were exchanged for shares of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. This exchange had no impact at the date of transfer on investments in mutual funds or total contract owner's equity.

Investments

Net purchase payments received by the Mutual Fund Account for The Endeavor Variable Annuity are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1999.

Realized capital gains and losses from the sale of shares in the Series Fund are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Fund are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                   Notes to Financial Statements (continued)



2. Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                                                    Net Asset
                                                   Number of        Value Per         Market
                                                  Shares Held         Share            Value           Cost
                                                ------------------------------------------------------------------
 Endeavor Series Trust:
   Endeavor Money Market Portfolio               1,642,436.730      $  1.00       $  1,642,437     $  1,642,437
   Endeavor Asset Allocation Portfolio             310,755.960        22.89          7,113,204        6,457,710
   T. Rowe Price International Stock
     Portfolio                                     470,831.715        20.88          9,830,966        7,017,999
   Endeavor Value Equity Portfolio                 375,266.041        19.99          7,501,568        7,549,495
   Dreyfus Small Cap Value Portfolio               399,143.072        16.51          6,589,852        6,081,131
   Dreyfus U. S. Government Securities
     Portfolio                                     220,026.353        11.53          2,536,904        2,576,009
   T. Rowe Price Equity Income Portfolio           416,126.277        19.50          8,114,462        7,646,505
   T. Rowe Price Growth Stock Portfolio            340,456.665        28.74          9,784,725        7,316,079
   Endeavor Opportunity Value Portfolio            100,826.976        12.56          1,266,387        1,207,113
   Endeavor Enhanced Index Portfolio               191,649.050        18.16          3,480,347        3,009,050
   Endeavor Janus Growth Portfolio                 367,745.696        95.37         35,071,907       16,977,899
   Endeavor Select 50 Portfolio                      4,143.679        15.76             65,304           52,095
   Endeavor High Yield Portfolio                       200.467        10.09              2,023            2,001

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                      Period ended December 31
                                                                1999                            1998
                                                    -----------------------------    ----------------------------
                                                      Purchases        Sales          Purchases         Sales
                                                    -----------------------------    ----------------------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                $  1,407,437   $ 1,091,568       $  1,067,902   $   473,509
     Endeavor Asset Allocation Portfolio               2,202,894       757,774          1,845,113       588,460
     T. Rowe Price International Stock Portfolio         909,026       956,671          1,894,226       909,942
     Endeavor Value Equity Portfolio                   1,084,624     1,275,625          2,901,255       997,731
     Dreyfus Small Cap Value Portfolio                 1,010,524       777,604          2,504,908       550,950
     Dreyfus U. S. Government Securities Portfolio       629,485       213,260          1,002,274       125,201
     T. Rowe Price Equity Income Portfolio             1,429,373     1,023,316          2,782,124       830,323
     T. Rowe Price Growth Stock Portfolio              1,894,138       600,104          3,090,633       807,578
     Endeavor Opportunity Value Portfolio                201,497       116,259            643,438       583,296
     Endeavor Enhanced Index Portfolio                 1,806,233       571,088          1,526,385       462,884
     Endeavor Janus Growth Portfolio                   5,260,257     3,909,487          4,282,983     1,929,892
     Endeavor Select 50 Portfolio                         54,262         2,245                  -             -
     Endeavor High Yield Portfolio                         2,015            14                  -             -

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                                Return of Premium Death Benefit
                                                  -------------------------------------------------------------
                                                                                                   Total
                                                   Accumulation          Accumulation             Contract
                   Subaccount                       Units Owned           Unit Value               Value
---------------------------------------------------------------------------------------------------------------
Endeavor Money Market                              1,064,268.075        $  1.280646              $  1,362,951
Endeavor Asset Allocation                          2,173,009.491           3.160924                 6,868,718
T. Rowe Price International Stock                  4,799,569.572           2.001071                 9,604,279
Endeavor Value Equity                              3,372,816.213           2.115695                 7,135,850
Dreyfus Small Cap Value                            2,799,571.395           2.278888                 6,379,910
Dreyfus U.S. Government Securities                 1,896,613.591           1.255919                 2,381,993
T. Rowe Price Equity Income                        3,519,301.115           2.107761                 7,417,846
T. Rowe Price Growth Stock                         2,752,366.635           3.124914                 8,600,909
Endeavor Opportunity Value                           931,919.689           1.240246                 1,155,810
Endeavor Enhanced Index                            1,383,754.938           1.838549                 2,544,101
Endeavor Janus Growth                                644,989.894          50.054351                32,284,551
Endeavor Select 50                                    33,757.092           1.534754                    51,809
Endeavor High Yield                                    1,008.622           1.003083                     1,012

                                                                  Annual Step-Up Death Benefit
                                                  -------------------------------------------------------------
                                                                                                       Total
                                                   Accumulation          Accumulation                Contract
                   Subaccount                       Units Owned           Unit Value                   Value
---------------------------------------------------------------------------------------------------------------
Endeavor Money Market                               219,081.992          $  1.275724              $   279,488
Endeavor Asset Allocation                            77,640.163             3.148754                  244,470
T. Rowe Price International Stock                   113,650.831             1.993345                  226,545
Endeavor Value Equity                               173,486.830             2.107532                  365,629
Dreyfus Small Cap Value                              92,417.541             2.270110                  209,798
Dreyfus U.S. Government Securities                  123,620.377             1.253119                  154,911
T. Rowe Price Equity Income                         331,752.822             2.099660                  696,568
T. Rowe Price Growth Stock                          380,267.267             3.112902                1,183,735
Endeavor Opportunity Value                           89,492.709             1.235481                  110,567
Endeavor Enhanced Index                             511,192.617             1.831468                  936,233
Endeavor Janus Growth                                55,903.910            49.862043                2,787,483
Endeavor Select 50                                    8,817.278             1.530432                   13,494
Endeavor High Yield                                   1,010.192             1.000739                    1,011

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                                  Endeavor        Endeavor      T. Rowe Price
                                                    Money          Asset        International       Endeavor
                                                   Market        Allocation         Stock         Value Equity
                                                  Subaccount     Subaccount      Subaccount        Subaccount
                                                --------------------------------------------------------------
Units outstanding at January 1, 1998                611,982       1,871,808       4,334,554          2,981,907
Units purchased                                      81,621          57,867         163,951            158,049
Units redeemed and transferred                      376,710         299,540         498,895            634,912
                                                --------------------------------------------------------------
Units outstanding at December 31, 1998            1,070,313       2,229,215       4,997,400          3,774,868
Units purchased                                     302,711          39,106         107,582             63,646
Units redeemed and transferred                      (89,674)        (17,671)       (191,762)          (292,211)
                                                --------------------------------------------------------------
Units outstanding at December 31, 1999            1,283,350       2,250,650       4,913,220          3,546,303
                                                ==============================================================

                                                                                                    T. Rowe
                                                   Dreyfus      Dreyfus U. S.    T. Rowe Price       Price
                                                  Small Cap      Government         Equity          Growth
                                                    Value        Securities         Income           Stock
                                                 Subaccount      Subaccount       Subaccount       Subaccount
                                                -------------------------------------------------------------
Units outstanding at January 1, 1998              2,294,637       1,093,935        2,982,511        1,925,118
Units purchased                                     156,808          46,241          330,034          231,910
Units redeemed and transferred                      583,593         626,800          536,173          690,117
                                                -------------------------------------------------------------
Units outstanding at December 31, 1998            3,035,038       1,766,976        3,848,718        2,847,145
Units purchased                                      91,092         107,577          181,988          165,336
Units redeemed and transferred                     (234,141)        145,681         (179,652)         120,153
                                                -------------------------------------------------------------
Units outstanding at December 31, 1999            2,891,989       2,020,234        3,851,054        3,132,634
                                                =============================================================

                                                 Endeavor       Endeavor       Endeavor
                                               Opportunity      Enhanced        Janus         Endeavor       Endeavor
                                                  Value          Index          Growth        Select 50     High Yield
                                                Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                              ------------------------------------------------------------------------
Units outstanding at January 1, 1998              869,832         422,227        557,898              -              -
Units purchased                                   195,802         362,815         35,902              -              -
Units redeemed and transferred                   (107,783)        425,172         61,137              -              -
                                              ------------------------------------------------------------------------
Units outstanding at December 31, 1998            957,851       1,210,214        654,937              -              -
Units purchased                                    65,228         315,232         39,972          9,515          2,021
Units redeemed and transferred                     (1,667)        369,502          5,985         33,059             (2)
                                              ------------------------------------------------------------------------
Units outstanding at December 31, 1999          1,021,412       1,894,948        700,894         42,574          2,019
                                              ========================================================================

                   AUSA Endeavor Variable Annuity Account -
                         The Endeavor Variable Annuity

                   Notes to Financial Statements (continued)



4. Administrative, Mortality and Expense Risk Charges

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments made less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. AUSA also deducts a daily charge equal to an annual rate of .15% of the contract owner's account for administrative expenses.

AUSA deducts a daily charge for assuming certain mortality and expense risks. For policies sold prior to December 1, 1998, this charge is equal to an effective annual rate of 1.25% of the value of the contract owner's individual account. For policies sold on or after December 1, 1998, this fee depends on the death benefit option selected and the number of policy years that have elapsed since the date of issue. For the Annual Step-Up Death Benefit, the fee is 1.40% in the first seven policy years and 1.25% thereafter. For the Return of Premium Death Benefit, the fee is 1.25% in the first seven years and 1.10% thereafter.


5. Taxes

Operations of the Mutual Fund Account form a part of AUSA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA.

PART C      OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements

            All required financial statements are included in Part B of this Registration Statement.

        (b) Exhibits:

            (1)  (a)         Resolution of the Board of Directors of
                             AUSA Life Insurance Company, Inc. authorizing establishment of the Mutual Fund Account.
                             Note 2.

            (2)              Not Applicable.

            (3)  (a)         Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AEGON USA Securities, Inc.
                             Note 1.


            (3)  (a)  (1)    Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AFSG Securities Corporation.
                             Note 7.


                 (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

            (4)  (a)         Form of Policy for the Endeavor Variable
                             Annuity.  Note 2.


                 (b)         Form of Policy Endorsement. (Dollar Cost Averaging)
                             Note 4.


                 (c) Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

                 (d)         Form of Policy for the Endeavor Variable Annuity.
                             Note 5.

            (5)  (a)         Form of Application for the Endeavor Variable
                             Annuity.  Note 2.


                 (b) Form of Application for the Endeavor Variable Annuity. Note 4.

                 (c) Form of Application for the Endeavor Variable Annuity. Note 5.

            (6)  (a)         Articles of Incorporation of AUSA
                             Life Insurance Company, Inc.  Note 1.

                 (b)         ByLaws of AUSA Life
                             Insurance Company, Inc.  Note 1.

            (7)              Not Applicable.

            (8)  (a)         Participation Agreement by and between
                             AUSA Life Insurance Company, Inc.
                             and Endeavor Series Trust and Addendum thereto
                             Note 2.

                 (b) Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.


                             (1) Amendment No. 12 to Participation Agreement
                                 among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

            (8)  (b)  (2)    Amendment No. 15 to Participation Agreement among
                             WRL Series Fund, Inc., PFL Life Insurance Company,
                             AUSA Life Insurance Company, Inc., and Peoples
                             Benefit Life Insurance Company. Note 12

                 (c) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

                 (d) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.


            (8)  (d)  (1)    Amendment to Schedule A of the Participation
                             Agreement by and between AUSA Life Insurance
                             Company, Inc. and Endeavor Series Trust. Note
                             12

                 (e) Participation Agreement by and between PFL Life Insurance Company and Transamerica Varible Insurance Fund, Inc. Note 11.

                 (f) Participation Agreement by and between variable Insuarnce Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 9.

                             (1) Amended Schedule A to Participation Agreement
                                 by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 11.

                 (g) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 10.

                             (1) Amended Schedule A to Participation Agreement
                                 between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 11.

            (8)  (h)         Participation Agreement by and between Janus Aspen
                             Series and AUSA Life Insurance Company, Inc. Note
                             12.






             (9) (a) Opinion and Consent of Counsel. Note 2.

                     (b)     Consent of Counsel.  Note 2.



                (10) (a)     Consent of Independent Auditors.  Note 12.



                     (b)     Opinion and Consent of Actuary Note 7.

                (11)         Not Applicable.

                (12)         Not Applicable.

                (13)         Performance Data Calculations.  Note 8.


                (14) Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown, W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4.

           Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.

           Note 2. Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.


           Note 3. Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.

           Note 4. Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.

           Note 5. Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.


           Note 6. Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.

           Note 7. Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.

           Note 8. Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.

           Note 9. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.

           Note 10. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.

           Note 11. Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.

           Note 12.  Filed herewith.

Item 25.        Directors and Officers of the Depositor


                                             Principal
                                             Positions
Name and                                     and Offices with
Business Address                                Depositor
----------------                                ---------

        Tom A. Schlossberg                 Director, Chairman of the Board
        4 Manhattanville Road              and President
        Purchase, NY  10577

        William L. Busler                  Director and Vice President
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Patrick S. Baird                   Vice President and Chief Operating
        4333 Edgewood Road NE              Officer
        Cedar Rapids, IA  52499

        Craig D. Vermie                    Secretary
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Colette Vargas                     Director and Chief Actuary
        4 Manhattanville Road
        Purchase, NY  10577

        Brenda K. Clancy                   Treasurer
        4333 Edgewood Road NE
        Cedar Rapids, Iowa  52499

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                           Jurisdiction of     Percent of Voting
Name                                        Incorporation      Securities Owned                    Business
----                                        -------------      ----------------                    --------
AEGON N.V.                                  Netherlands        51.16% of Vereniging                Holding company
                                                               AEGON Netherlands
                                                               Membership Association

Groninger Financieringen B.V.               Netherlands        100% AEGON N.V.                     Holding company

AEGON Netherland N.V.                       Netherlands        100% AEGON N.V.                     Holding company

AEGON Nevak Holding B.V.                    Netherlands        100% AEGON N.V.                     Holding company

AEGON International N.V.                    Netherlands        100% AEGON N.V.                     Holding company

Voting Trust Trustees:                      Delaware                                               Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation              Delaware           100% Voting Trust                   Holding company

Short Hills Management Company              New Jersey         100% AEGON U.S.                     Holding company
                                                               Holding Corporation

CORPA Reinsurance Company                   New York           100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON Management Company                    Indiana            100% AEGON U.S.                     Holding company
                                                               Holding Corporation

RCC North America Inc.                      Delaware           100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON USA, Inc.                             Iowa               100% AEGON U.S.                     Holding company
                                                               Holding Corporation

Transamerica Holding Company                Delaware           100% AEGON USA, Inc.                Holding Company

AEGON Funding Corp.                         Delaware           100% Transamerica                   Issue debt securities-net
                                                               Holding Company                     proceeds used to make
                                                                                                   loans to affiliates

First AUSA Life Insurance                   Maryland           100% AEGON USA, Inc.                Insurance holding company
Company

AUSA Life Insurance                         New York           82.33% First AUSA Life              Insurance
Company, Inc.                                                  Insurance Company
                                                               17.67% Veterans Life
                                                               Insurance Company

Life Investors Insurance                    Iowa               100% First AUSA Life Ins. Co.       Insurance
Company of America

Life Investors Alliance, LLC                Delaware           100% LIICA                          Purchase, own, and hold the
                                                                                                   equity interest of other
                                                                                                   entities

Great American Insurance                    Iowa               100% LIICA                          Marketing
Agency, Inc.

Bankers United Life                         Iowa               100% Life Investors Ins.            Insurance
Assurance Company                                              Company of America

PFL Life Insurance Company                  Iowa               100% First AUSA Life Ins. Co.       Insurance

AEGON Financial Services                    Minnesota          100% PFL Life Insurance Co.         Marketing
Group, Inc.

AEGON Assignment Corporation                Kentucky           100% AEGON Financial                Administrator of structured
of Kentucky                                                    Services Group, Inc.                settlements

AEGON Assignment Corporation                Illinois           100% AEGON Financial                Administrator of structured
                                                               Services Group, Inc.                settlements

Southwest Equity Life Ins. Co.              Arizona            100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.            Arizona            100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Western Reserve Life Assurance              Ohio               100% First AUSA Life Ins. Co.       Insurance
Co. of Ohio

WRL Series Fund, Inc.                       Maryland           Various                             Mutual fund

WRL Investment Services, Inc.               Florida            100% Western Reserve Life           Provides administration for
                                                               Assurance Co. of Ohio               affiliated mutual fund

WRL Investment                              Florida            100% Western Reserve Life           Registered investment advisor
Management, Inc.                                               Assurance Co. of Ohio

ISI Insurance Agency, Inc.                  California         100% Western Reserve Life           Insurance agency
And Subsidiaries                                               Assurance Co. of Ohio

ISI Insurance Agency                        Alabama            100% ISI Insurance Agency, Inc.     Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                        Ohio               100% ISI Insurance Agency, Inc.     Insurance agency
of Ohio, Inc.

ISI Insurance Agency                        Massachusetts      100% ISI Insurance Agency Inc.      Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                        Texas              100% ISI Insurance Agency, Inc.     Insurance agency
of Texas, Inc.

ISI Insurance Agency                        Hawaii             100% ISI Insurance                  Insurance agency
of Hawaii, Inc.                                                Agency, Inc.

ISI Insurance Agency                        New Mexico         100% ISI Insurance                  Insurance agency
New Mexico, Inc.                                               Agency, Inc.

AEGON Equity Group, Inc.                    Florida            100% Western Reserve Life           Insurance Agency
                                                               Assurance Co. of Ohio

Monumental General Casualty Co.             Maryland           100% First AUSA Life Ins. Co.       Insurance

United Financial Services, Inc.             Maryland           100% First AUSA Life Ins. Co.       General agency

Bankers Financial Life Ins. Co.             Arizona            100% First AUSA Life Ins. Co.       Insurance

The Whitestone Corporation                  Maryland           100% First AUSA Life Ins. Co.       Insurance agency

Cadet Holding Corp.                         Iowa               100% First AUSA Life                Holding company
                                                               Insurance Company

Monumental General Life                     Puerto Rico        51% First AUSA Life                 Insurance
Insurance Company of                                           Insurance Company
Puerto Rico                                                    49% Baldrich & Associates
                                                               of Puerto Rico

AUSA Holding Company                        Maryland           100% AEGON USA, Inc.                Holding company

Monumental General Insurance                Maryland           100% AUSA Holding Co.               Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.            Kansas             100% Monumental General             Sale/admin. of travel
                                                               Insurance Group, Inc.               insurance


Monumental General                          Maryland           100% Monumental General             Provides management srvcs.
Administrators, Inc.                                           Insurance Group, Inc.               to unaffiliated third party
                                                                                                   administrator

Executive Management and                    Maryland           100% Monumental General             Provides actuarial consulting
Consultant Services, Inc.                                      Administrators, Inc.                services

Monumental General Mass                     Maryland           100% Monumental General             Marketing arm for sale of
Marketing, Inc.                                                Insurance Group, Inc.               mass marketed insurance
                                                                                                   coverages

AUSA Financial Markets, Inc.                Iowa               100% AUSA Holding Co.               Marketing

Transamerica Capital, Inc.                  California         100% AUSA Holding Co.               Broker/Dealer

Endeavor Management Company                 California         100% AUSA Holding Co.               Investment Management

Universal Benefits Corporation              Iowa               100% AUSA Holding Co.               Third party administrator

Investors Warranty of                       Iowa               100% AUSA Holding Co.               Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.            Iowa               100% AUSA Holding Co.               Trust company

Money Services, Inc.                        Delaware           100% AUSA Holding Co.               Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

ADB Corporation                             Delaware           100% Money Services, Inc.           Special purpose limited
                                                                                                   Liability company

ORBA Insurance Services, Inc.               California         10.56% Money Services, Inc.         Insurance agency

Zahorik Company, Inc.                       California         100% AUSA Holding Co.               Broker-Dealer

ZCI, Inc.                                   Alabama            100% Zahorik Company, Inc.          Insurance agency

Zahorik Texas, Inc.                         Texas              100% Zahorik Company, Inc.          Insurance agency

Long, Miller & Associates, L.L.C.           California         33-1/3% AUSA Holding Co.            Insurance agency

AEGON Asset Management                      Delaware           100% AUSA Holding Co.               Registered investment advisor
Services, Inc.

InterSecurities, Inc.                       Delaware           100% AUSA Holding Co.               Broker-Dealer

Associated Mariner Financial                Michigan           100% InterSecurities, Inc.          Holding co./management
Group, Inc.                                                                                        services

Associated Mariner Ins. Agency              Massachusetts      100% Associated Mariner             Insurance agency
of Massachusetts, Inc.                                         Agency, Inc.

Associated Mariner Agency                   Ohio               100% Associated Mariner             Insurance agency
Ohio, Inc.                                                     Agency, Inc.

Associated Mariner Agency                   Texas              100% Associated Mariner             Insurance agency
Texas, Inc.                                                    Agency, Inc.

Idex Investor Services, Inc.                Florida            100% AUSA Holding Co.               Shareholder services

Idex Management, Inc.                       Delaware           100% AUSA Holding Co.               Investment advisor

IDEX Mutual Funds                           Massachusetts      Various                             Mutual fund

Diversified Investment                      Delaware           100% AUSA Holding Co.               Registered investment advisor
Advisors, Inc.

Diversified Investors Securities            Delaware           100% Diversified Investment         Broker-Dealer
Corp.                                                          Advisors, Inc.

George Beram & Company, Inc.                Massachusetts      100% Diversified Investment         Employee benefit and
                                                               Advisors, Inc.                      actuarial consulting

AEGON USA Securities, Inc.                  Iowa               100% AUSA Holding Co.               Broker-Dealer (De-registered)

Creditor Resources, Inc.                    Michigan           100% AUSA Holding Co.               Credit insurance

CRC Creditor Resources                      Canada             100% Creditor Resources, Inc.       Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                         Maryland           100% Creditor Resources, Inc.       Insurance agency

AEGON USA Investment                        Iowa               100% AUSA Holding Co.               Investment advisor
Management, Inc.

AEGON USA Realty                            Iowa               100% AUSA Holding Co.               Provides real estate
Advisors, Inc.                                                                                     administrative and real
                                                                                                   estate investment services

AEGON USA Real Estate                       Delaware           100% AEGON USA Realty               Real estate and mortgage
Services, Inc.                                                 Advisors, Inc.                      holding company

QSC Holding, Inc.                           Delaware           100% AEGON USA Realty               Real estate and financial
                                                               Advisors, Inc.                      software production and sales

LRA, Inc.                                   Iowa               100% AEGON USA Realty               Real estate counseling
                                                               Advisors, Inc.

Landauer Associates, Inc.                   Delaware           100% AEGON USA Realty               Real estate counseling
                                                               Advisors, Inc.

Landauer Realty Associates, Inc.            Texas              100% Landauer Associates, Inc.      Real estate counseling

Realty Information Systems, Inc.            Iowa               100% AEGON USA Realty               Information Systems for
                                                               Advisors, Inc.                      real estate investment
                                                                                                   management

USP Real Estate Investment Trust            Iowa               12.89% First AUSA Life Ins. Co.     Real estate investment trust
                                                               13.11% PFL Life Ins. Co.
                                                               4.86% Bankers United Life
                                                               Assurance Co.

RCC Properties Limited                      Iowa               AEGON USA Realty Advisors,          Limited Partnership
Partnership                                                    Inc. is General Partner and 5%
                                                               owner.

Commonwealth General                        Delaware           100% AEGON USA, Inc.                Holding company
Corporation ("CGC")

AFSG  Securities Corporation                Pennsylvania       100% CGC                            Broker-Dealer

Benefit Plans, Inc.                         Delaware           100% CGC                            TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                          Virginia           100% Benefit Plans, Inc.            General agent

Capital 200 Block Corporation               Delaware           100% CGC                            Real estate holdings

Capital Real Estate                         Delaware           100% CGC                            Furniture and equipment
Development Corporation                                                                            lessor

Commonwealth General.                       Kentucky           100% CGC                            Administrator of structured
Assignment Corporation                                                                             settlements

Diversified Financial Products Inc.         Delaware           100% CGC                            Provider of investment,
                                                                                                   marketing and admin. services
                                                                                                   to ins. cos.

Monumental Agency Group, Inc.               Kentucky           100%  CGC                           Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.                Delaware           100% CGC                            Registered investment advisor
                                                                                                   (de-registered)

Southlife, Inc.                             Tennessee          100% CGC                            Investment subsidiary

Commonwealth General LLC                    Turks &            100% CGC                            Special-purpose subsidiary
                                            Caicos Islands

Ampac Insurance Agency, Inc.                Pennsylvania       100% CGC                            Provider of management
(EIN 23-1720755)                                                                                   support services

Compass Rose Development                    Pennsylvania       100% Ampac Insurance                Special-purpose subsidiary
Corporation                                                    Agency, Inc.

Financial Planning Services, Inc.           Dist. Columbia     100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Frazer Association                          Illinois           100% Ampac Insurance                TPA license-holder
Consultants, Inc.                                              Agency, Inc.

National Home Life Corporation              Pennsylvania       100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Valley Forge Associates, Inc.               Pennsylvania       100% Ampac Insurance                Furniture & equipment lessor
                                                               Agency, Inc.

Veterans Benefits Plans, Inc.               Pennsylvania       100% Ampac Insurance                Administrator of group
                                                               Agency, Inc.                        insurance programs

Veterans Insurance Services, Inc.           Delaware           100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Academy Insurance Group, Inc.               Delaware           100% CGC                            Holding company

Academy Life Insurance Co.                  Missouri           100% Academy Insurance              Insurance company
                                                               Group, Inc.

Pension Life Insurance                      New Jersey         100% Academy Life                   Insurance company
Company of America                                             Insurance Company

FED Financial, Inc.                         Delaware           100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ammest Development Corp. Inc.               Kansas             100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ammest Insurance Agency, Inc.               California         100% Academy Insurance              General agent
                                                               Group, Inc.

Ammest Massachusetts                        Massachusetts      100% Academy Insurance              Special-purpose subsidiary
Insurance Agency, Inc.                                         Group, Inc.

Ammest Realty, Inc.                         Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ampac,  Inc.                                Texas              100% Academy Insurance              Managing general agent
                                                               Group, Inc.

Ampac Insurance Agency, Inc.                Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
(EIN 23-2364438)                                               Group, Inc.


Force Financial Group, Inc.                 Delaware           100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Force Financial Services, Inc.              Massachusetts      100% Force Fin. Group, Inc.         Special-purpose subsidiary

Military Associates, Inc.                   Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

NCOAA Management Company                    Texas              100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

NCOA Motor Club, Inc.                       Georgia            100% Academy Insurance              Automobile club
                                                               Group, Inc.

Unicom Administrative                       Pennsylvania       100% Academy Insurance              Provider of admin. services
Services, Inc.                                                 Group, Inc.

Unicom Administrative                       Germany            100% Unicom Administrative          Provider of admin. services
Services, GmbH                                                 Services, Inc.

Capital General Development                 Delaware           100% CGC                            Holding company
Corporation

Monumental Life                             Maryland           73.23% Capital General              Insurance company
Insurance Company                                              Development Company
                                                               26.77% First AUSA Life
                                                               Insurance Company

AEGON Special Markets                       Maryland           100% Monumental Life                Marketing company
Group, Inc.                                                    Insurance Company

Peoples Benefit Life                        Missouri           3.7% CGC                            Insurance company
Insurance Company                                              20.0% Capital Liberty, L.P.
                                                               76.3% Monumental Life
                                                               Insurance Company

Veterans Life Insurance Co.                 Illinois           100% Peoples Benefit                Insurance company
                                                               Life Insurance Company

Peoples Benefit Services, Inc.              Pennsylvania       100% Veterans Life Ins. Co.         Special-purpose subsidiary

Coverna Direct Insurance                    Maryland           100% Peoples Benefit                Insurance agency
Insurance Services, Inc.                                       Life Insurance Company

Ammest Realty Corporation                   Texas              100% Monumental Life                Special purpose subsidiary
                                                               Insurance Company

JMH Operating Company, Inc.                 Mississippi        100% Monumental Life                Real estate holdings
                                                               Insurance Company

Capital Liberty, L.P.                       Delaware           99.0% Monumental Life               Holding Company
                                                               Insurance Company
                                                               1.0% CGC

Transamerica Corporation                    Delaware           100% AEGON NV                       Major interest in insurance
                                                                                                   and finance

Transamerica Pacific Insurance              Hawaii             100% Transamerica Corp.             Life insurance
   Company, Ltd.

TREIC Enterprises, Inc.                     Delaware           100% Transamerica Corp.             Investments

ARC Reinsurance Corporation                 Hawaii             100% Transamerica Corp.             Property & Casualty Ins.

Transamerica Management, Inc.               Delaware           100% ARC Reinsurance Corp.          Asset management

Inter-America Corporation                   California         100% Transamerica Corp.             Insurance Broker

Pyramid Insurance Company, Ltd.             Hawaii             100% Transamerica Corp.             Property & Casualty Ins.

Pacific Cable Ltd.                          Bmda.              100% Pyramid Ins. Co., Ltd.         Sold 25% of TC Cable, Inc.
                                                                                                   stock in 1998

Transamerica Business Tech Corp.            Delaware           100% Transamerica Corp.             Telecommunications and
                                                                                                   data processing

Transamerica CBO I, Inc.                    Delaware           100% Transamerica Corp.             Owns and manages a pool of
                                                                                                   high-yield bonds

Transamerica Corporation (Oregon)           Oregon             100% Transamerica Corp.             Name holding only-Inactive

Transamerica Finance Corp.                  Delaware           100% Transamerica Corp.             Commercial & Consumer
                                                                                                   Lending & equip. leasing

TA Leasing Holding Co., Inc.                Delaware           100% Transamerica Fin. Corp.        Holding company

Trans Ocean Ltd.                            Delaware           100% TA Leasing Hldg Co. Inc.       Holding company

Trans Ocean Container Corp.                 Delaware           100% Trans Ocean Ltd.               Intermodal Leasing
("TOCC")

SpaceWise Inc.                              Delaware           100% TOCC                           Intermodal leasing

Trans Ocean Container
   Finance Corp.                            Delaware           100% TOCC                           Intermodal leasing

Trans Ocean Leasing
   Deutschland GmbH                         Germany            100% TOCC                           Intermodal leasing

Trans Ocean Leasing PTY Ltd.                Austria            100% TOCC                           Intermodal leasing

Trans Ocean Management S.A.                 Switzerland        100% TOCC                           Intermodal leasing

Trans Ocean Regional
   Corporate Holdings                       California         100% TOCC                           Holding company

Trans Ocean Tank Services Corp.             Delaware           100% TOCC                           Intermodal leasing

Transamerica Leasing Inc.                   Delaware           100% TA Leasing Holding Co.         Leases & Services intermodal
                                                                                                   equipment

Transamerica Leasing Holdings               Delaware           100% Transamerica Leasing Inc.      Holding Company
   Inc.  ("TLHI")

Greybox Logistics Services Inc.             Delaware           100% TLHI                           Intermodal Leasing

Greybox L.L.C.                              Delaware           100% TLHI                           Intermodal freight container
                                                                                                   interchange facilitation
                                                                                                   service

Transamerica Trailer                        France             100% Greybox L.L.C.                 Leasing
   Leasing S.N.C.

Greybox Services Limited                    U.K.               100% TLHI                           Intermodal Leasing

Intermodal Equipment, Inc.                  Delaware           100% TLHI                           Intermodal leasing

Transamerica Leasing N.V.                   Belg.              100% Intermodal Equipment Inc.      Leasing

Transamerica Leasing SRL                    Italy              100% Intermodal Equipment Inc.      Leasing

Transamerica Distribution                   Delaware           100% TLHI                           Provided door-to-door
   Services, Inc.                                                                                  services for the domestic
                                                                                                   transportation of temperature-
                                                                                                   sensitive products

Transamerica Leasing                        Belg.              100% TLHI                           Leasing
   Coordination Center

Transamerica Leasing do                     Braz.              100% TLHI                           Container Leasing
   Brasil Ltda.

Transamerica Leasing GmbH                   Germany            100% TLHI                           Leasing

Transamerica Leasing Limited                U.K.               100% TLHI                           Leasing

ICS Terminals (UK) Limited                  U.K.               100% Transamerica.                  Leasing
                                                               Leasing Limited

Transamerica Leasing Pty. Ltd.              Australia          100% TLHI                           Leasing

Transamerica Leasing (Canada) Inc.          Canada             100% TLHI                           Leasing

Transamerica Leasing (HK) Ltd.              H.K.               100% TLHI                           Leasing

Transamerica Leasing                        S. Africa          100% TLHI                           Intermodal leasing
   (Proprietary) Limited

Transamerica Tank Container                 Australia          100% TLHI                           The Australian (domestic)
   Leasing Pty. Limited                                                                            leasing of tank containers

Transamerica Trailer Holdings I Inc.        Delaware           100% TLHI                           Holding company

Transamerica Trailer Holdings II, Inc.      Delaware           100% TLHI                           Holding company

Transamerica Trailer Holdings III, Inc.     Delaware           100% TLHI                           Holding company

Transamerica Trailer Leasing AB             Swed.              100% TLHI                           Leasing

Transamerica Trailer Leasing AG             Swetzerland        100% TLHI                           Leasing

Transamerica Trailer Leasing A/S            Denmark            100% TLHI                           Leasing

Transamerica Trailer Leasing GmbH           Germany            100% TLHI                           Leasing

Transamerica Trailer Leasing                Belgium            100% TLHI                           Leasing
   (Belgium) N.V.

Transamerica Trailer Leasing                Netherlands        100% TLHI                           Leasing
   (Netherlands) B.V.

Transamerica Trailer Spain S.A.             Spain              100% TLHI                           Leasing

Transamerica Transport Inc.                 New Jersey         100% TLHI                           Dormant

Transamerica Commercial                     Delaware           100% Transamerica Fin. Corp.        Holding company for
   Finance Corporation, I ("TCFCI")                                                                Commercial/consumer
                                                                                                   finance subsidiaries

Transamerica Equipment Financial            Delaware           100% TCFCI
   Services Corporation

BWAC Credit Corporation                     Delaware           100% TCFCI

BWAC International Corporation              Delaware           100% TCFCI

BWAC Twelve, Inc.                           Delaware           100% TCFCI                          Holding company for
                                                                                                   premium finance subsidiaries

TIFCO Lending Corporation                   Illinois           100% BWAC Twelve, Inc.              General financing & other
                                                                                                   services in the US &
                                                                                                   elsewhere

Transamerica Insurance Finance              Maryland           100% BWAC Twelve, Inc.              Provides insurance premium
   Corporation ("TIFC")                                                                            financing in the US with the
                                                                                                   exception of CA and HI

Transamerica Insurance Finance              Maryland           100% TIFC                           Provides Insurance premium
   Company (Europe)                                                                                financing in California

Transamerica Insurance Finance              California         100% TIFC                           Disability ins. & holding co.
   Corporation, California                                                                         for various insurance
                                                                                                   subsidiaries of Transamerica
                                                                                                   Corporation

Transamerica Insurance Finance              ON                 100% TIFC                           Provides ins. premium
   Corporation, Canada                                                                             financing in Canada

Transamerica Business Credit                Delaware           100% TCFCI                          Provides asset based lending
   Corporation ("TBCC")                                                                            leasing & equip. financing

Transamerica Mezzanine                      Delaware           100% TBCC                           Holds investments in several
   Financing, Inc.                                                                                 joint ventures/partnerships

Transamerica Business Advisory Grp.         Delaware           100% TBCC

Bay Capital Corporation                     Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Coast Funding Corporation                   Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Transamerica Small Business                 Delaware           100% TBCC
   Capital, Inc. ("TSBC")

Emergent Business Capital                   Delaware           100% TSBC
   Holdings, Inc.

Gulf Capital Corporation                    Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Direct Capital Equity Investment, Inc.      Delaware           100% TBCC                           Small business loans

TA Air East, Corp                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air I, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air II, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air III, Corp.                           Delaware           100% TBCC                           special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air IV, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air V, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air VI, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air VII, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft

TA Air VIII, Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft

TA Air IX, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air X, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XI, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XII, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XIII, Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XIV, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XV, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Marine I Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases barges or ships

TA Marine II Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases barges or ships

TBC I, Inc.                                 Delaware           100% TBCC                           Special purpose corp.

TBC II, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC III, Inc.                               Delaware           100% TBCC                           Special purpose corp.

TBC IV, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC V, Inc.                                 Delaware           100% TBCC                           Special purpose corp.

TBC VI, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC Tax I, Inc.                             Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax II, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax III, Inc.                           Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax IV, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax V, Inc.                             Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VI, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VII, Inc.                           Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VIII, Inc.                          Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax IX, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

The Plain Company                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft.

Transamerica Distribution                   Delaware           100% TCFCI                          Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                                    comm. Leasing, retail finance
                                                                                                   comm. Recovery service and
                                                                                                   accounts

Transamerica Accounts Holding Corp.         Delaware           100% TDFC

Transamerica Commercial                     Delaware           100% TDFC                           Wholesale floor plan for
   Finance Corporation ("TCFC")                                                                    appliances, electronics,
                                                                                                   computers, office equip. and
                                                                                                   marine equipment.

Transamerica Acquisition                    Canada             100% TCFC                           Holding company
   Corporation, Canada

Transamerica Distribution Finance           Delaware           100% TCFC
   Corporation - Overseas, Inc.
   ("TDFCO")

TDF Mauritius Limited                       Mauritius          100% TDFCO                          Mauritius holding company
                                                                                                   of our Indian Joint Venture

Inventory Funding Trust                     Delaware           100% TCFC

Inventory Funding Company, LLC              Delaware           100% Inventory Funding Trust

TCF Asset Management Corporation            Colorado           100% TCFC                           A depository for foreclosed
                                                                                                   real and personal property

Transamerica Joint Ventures, Inc.           Delaware           100% TCFC                           To enter into general partner-
                                                                                                   ships for the ownership of
                                                                                                   comm. & finance business

Transamerica Inventory                      Delaware           100% TDFC                           Holding co. for inventory
   Finance Corporation ("TIFC")                                                                    finance subsidiaries

Transamerica GmbH, Inc.                     Delaware           100% TIFC                           Commercial lending in
                                                                                                   Germany

Transamerica Fincieringsmaatschappij        Netherlands        100% Trans. GmbH,  Inc.             Commercial lending in
   B.V.                                                                                            Europe

BWAC Seventeen, Inc.                        Delaware           100% TIFC                           Holding co. for principal
                                                                                                   Canadian operation, Trans-
                                                                                                   America Comm. Finance
                                                                                                   Corp, Canada

Transamerica Commercial                     ON                 100% BWAC Seventeen, Inc.           Shell corp.- Dormant
   Finance Canada, Limited

Transamerica Commercial                     Canada             100% BWAC Seventeen, Inc.           Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                       Delaware           100% TIFC                           Holding co. for United
                                                                                                   Kingdom operation, Trans-
                                                                                                   America Comm. Finance
                                                                                                   Limited

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.           Commercial lending in the
   Finance Limited ("TCFL")                                                                        United Kingdom.

Whirlpool Financial Corporation                                100% TCFL                           Inactive commercial finance
   Polska Spzoo                                                                                    Company in Poland

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.           Holding Company
   Holdings Limited

Transamerica Commercial Finance             U.K.               100% Trans. Commercial
   Limited                                                     Holdings Limited

Transamerica Commercial Finance             France             100% BWAC Twenty-One Inc.           Carries out factoring trans-
   France S.A.                                                                                     actions in France & abroad

Transamerica GmbH Inc.                      Delaware           100% BWAC Twenty-One Inc.           Holding co. for Transamerica
                                                                                                   Financieringsmaatschappij
                                                                                                   B.V.

Transamerica Retail Financial               Delaware           100% TIFC                           Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                       Delaware           100% TRFSC                          Bank (Credit Cards)

Transamerica Consumer Finance               Delaware           100% TRFSC                          Consumer finance holding
   Holding Company ("TCFHC")                                                                       company

Transamerica Mortgage Company               Delaware           100% TCFHC                          Consumer mortgages

Transamerica Consumer Mortgage              Delaware           100% TCFHC                          Securitization company
   Receivables Company

Metropolitan Mortgage Company               Florida            100% TCFHC                          Consumer mortgages

Easy Yes Mortgage, Inc.                     Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Easy Yes Mortgage, Inc.                     Georgia            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

First Florida Appraisal Services, Inc.      Georgia            100% Metropolitan Mtg. Co.          Appraisal and inspection
                                                                                                   services

First Georgia Appraisal Services, Inc.      Georgia            100% First FL App. Srvc, Inc.       Appraisal services

Freedom Tax Services, Inc.                  Florida            100% Metropolitan Mtg. Co.          Property tax information
                                                                                                   services

J.J. & W. Advertising, Inc.                 Florida            100% Metropolitan Mtg. Co.          Advertising and marketing
                                                                                                   services

J.J. & W. Realty Corporation                Florida            100% Metropolitan Mtg. Co.          To hold problem REO
                                                                                                   properties

Liberty Mortgage Company of                 Florida            100% Metropolitan Mtg. Co.          No active business/Name
   Ft. Myers, Inc.                                                                                 holding only

Metropolis Mortgage Company                 Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Perfect Mortgage Company                    Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Transamerica Vendor Financial Srvc.         Delaware           100% TDFC                           Provides commercial lease

Transamerica Distribution Finance                              100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                               Mexico             100% TDFCM

Transamerica Corporate Services                                100% TDFCM
   De Mexico

Transamerica Home Loan                      California         100% TFC                            Consumer mortgages

Transamerica Lending Company                Delaware           100% TFC                            Consumer lending

Transamerica Financial Products, Inc.       California         100% Transamerica Corp.             Service investments

Transamerica Insurance Corporation          California         100% Transamerica Corp.             Provides insurance premium
   of California ("TICC")                                                                          financing in California

Arbor Life Insurance Company                Arizona            100% TICC                           Life insurance, disability
                                                                                                   insurance

Plaza Insurance Sales Inc.                  California         100% TICC                           Casualty insurance placement

Transamerica Advisors, Inc.                 California         100% TICC                           Retail sale of investment
                                                                                                   advisory services

Transamerica Annuity Services Corp.         New Mexico         100% TICC                           Performs services required for
                                                                                                   structured settlements

Transamerica Financial Resources, Inc.      Delaware           100% TICC                           Retail sale of securities
                                                                                                   products

Financial Resources Insurance               Texas              100% Transamerica Fin. Res.         Retail sale of securities
   Agency of Texas                                                                                 products

TBK Insurance Agency of Ohio, Inc.          Ohio               100% Transamerica Fin. Res.         Variable insurance contract
                                                                                                   sales in state of Ohio

Transamerica Financial Resources            Alabama            100% Transamerica Fin. Res.         Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.       Massachusetts      100% Transamerica Fin. Res.         Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance        Delaware           100% TICC                           Holding & administering
   Services, Inc. ("TIIS")                                                                         foreign operations

Home Loans and Finance Ltd.                 U.K.               100% TIIS                           Inactive

Transamerica Occidental Life                California         100% TICC                           Licensed in all forms of life
   Insurance Company ("TOLIC")                                                                     insurance, accident and
                                                                                                   sickness insurance

NEF Investment Company                      California         100% TOLIC                          Real estate development

Transamerica Life Insurance and             N. Carolina        100% TOLIC                          Writes life and pension ins.
   Annuity Company ("TLIAC")                                                                       originally incorporated in CA
                                                                                                   April 14, 1966

Transamerica Assurance Company              Missouri           100% TLIAC                          Life and disability insurance

Gemini Investments, Inc.                    Delaware           100% TLIAC                          Investment subsidiary

Transamerica Life Insurance Company         Canada             100% TOLIC                          Sells individual life insurance
   of Canada                                                                                       & investment products in all
                                                                                                   provinces and territories of
                                                                                                   Canada

Transamerica Life Insurance Company         New York           100% TOLIC                          Licensed in NY to market life
   of New York                                                                                     insurance, annuities and
                                                                                                   health insurance

Transamerica South Park                     Delaware           100% TOLIC                          Provide market analysis of
   Resources, Inc.                                                                                 certain undeveloped land
                                                                                                   holdings held by TOLIC

Transamerica Variable Insurance             Maryland           100% TOLIC                          Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.           Kansas             100% TOLIC                          Third party administrator

Transamerica Products. Inc.                 California         100% TICC                           Parent co. of various
                                                                                                   subsidiary corp. which are
                                                                                                   formed to be co-general
                                                                                                   partners of proprietary limited

Transamerica Securities Sales Corp.         Maryland           100% Transamerica Prod. Inc.        Retail sale of the variable life
                                                                                                   ins. and variable annuity
                                                                                                   products of the Transamerica
                                                                                                   life companies

Transamerica Service Company                Delaware           100% Transamerica Prod. Inc.        Passive loss tax service for
                                                                                                   Lloyd's U.S. names

Transamerica Intellitech, Inc.              Delaware           100% TICC                           Real estate information and
                                                                                                   technology services

Transamerica International                  Delaware           100% TICC                           Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.      Delaware           100% TICC                           Investment adviser

Transamerica Income Shares, Inc.            Maryland           100% Trans. Invest. Srvc. Inc.      Transamerica investment
                                                                                                   services

Transamerica LP Holdings Corp.              Delaware           100% TICC                           Limited partnership Investment
                                                                                                   (initial limited partner of
                                                                                                   Transamerica Delaware, L.P.)

Transamerica Real Estate Tax Service        N/A                100% TICC                           Real estate tax reporting and
   (A Division of Transamerica Corp)                                                               processing services

Transamerica Realty Services, Inc.          Delaware           100% TICC                           Responsible for real estate
                                                                                                   investments for Transamerica

Bankers Mortgage Company of CA              California         100% Transamerica Realty Srv.       Holds bank account and owns
                                                                                                   certain residual investments in
                                                                                                   certain French real estate
                                                                                                   projects which are managed
                                                                                                   special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens.

Pyramid Investment Corporation              Delaware           100% Transamerica Realty Srv.       Owns office buildings in San
                                                                                                   Francisco and other properties

The Gilwell Company                         California         100% Transamerica Realty Srv.       Ground lessee of 517
                                                                                                   Washington Street,
                                                                                                   San Francisco

Transamerica Affordable Housing, Inc.       California         100% Transamerica Realty Srv.       Owns general partnership
                                                                                                   interests in low-income
                                                                                                   housing tax credit
                                                                                                   partnerships

Transamerica Minerals Company               California         100% Transamerica Realty Srv.       Owner and lessor of oil and
                                                                                                   gas properties

Transamerica Oakmont Corporation            California         100% Transamerica Realty Srv.       General partner in
                                                                                                   Transamerica/Oakmont
                                                                                                   Retirement Associates

Transamerica Senior Properties, Inc.        Delaware           100% TICC                           Owns congregate care and
                                                                                                   assisted living retirement
                                                                                                   Properties

Transamerica Senior Living, Inc.            Delaware           100% Trans. Sr. Prop. Inc.          Manages congregate care and
                                                                                                   assisted living retirement
                                                                                                   properties.

Item 27.     Number of Policyowners


             As of December 31, 1999, there were 1,356 Owners of the
             Policies.

Item 28.     Indemnification

        The New York Code (Sections 721 et. seq.) provides for permissive
                                        --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.     Principal Underwriter


             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:/5/

Larry N. Norman                             Ann Spaes
Director and President                      Director and Vice President

Frank A. Camp                               Darin Smith
Secretary                                   Assistant Vice President and
                                            Assistant Secretary

Lisa Wachendorf                             Linda Gilmer
Director, Vice President and Chief          Treasurer/Controller
Compliance Officer

Thomas R. Moriarty                          Robert Warner
Vice President                              Assistant Compliance Officer

Priscilla Hechler                           Emily Bates
Assistant Vice President and                Assistant Treasurer
Assistant Secretary

Thomas Pierpan                              Clifton Flenniken
Assistant Vice President and                Assistant Treasurer
Assistant Secretary


---------------------
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.


Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------


     AFSG Securities Corporation, the broker/dealer, received $310,880.08 and $202,758.60 from the Registrant for the year ending December 31, 1999 and for the period from May 1, 1998 through December 31, 1998, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year

     AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor Variable Annuity Account, the PFL Endeavor Platinum Variable Annuity Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Life Variable Annuity Account C, the PFL Life Variable Annuity Account D, PFL Life Variable Annuity Account E, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV, and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company,
Inc.

Item 30.     Location of Accounts and Records

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by AUSA Life Insurance Company,

Inc. at 666 Fifth Avenue, New York, New York 10103, or its Service Office, Financial Markets Division - Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.     Management Services.

             All management Policies are discussed in Part A or Part B.

Item 32.     Undertakings

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA at the address or phone number listed in the Prospectus.


             (d) AUSA Life Insurance Company hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA Life Insurance Company.


Section 403(b) Representations
------------------------------

        AUSA represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on
Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 2nd day of October, 2000.

                                             AUSA ENDEAVOR VARIABLE
                                             ANNUITY ACCOUNT

                                             AUSA LIFE INSURANCE
                                             COMPANY, INC.
                                             Depositor

                                             /s/ Tom A. Schlossberg
                                             ----------------------------------
                                             Tom A. Schlossberg
                                             President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                               Title             Date
----------                               -----             ----

/s/ Willima Brown, Jr.                   Director
----------------------------------                         October 2, 2000
William Brown, Jr.

/s/ Robert F. Colby                      Director          October 2, 2000
----------------------------------
Robert F. Colby

/s/ William L. Busler                    Director          October 2, 2000
----------------------------------
William L. Busler

/s/ Jack R. Dykhouse                     Director          October 2, 2000
----------------------------------
Jack R. Dykhouse

/s/ Steven E. Frushtick                  Director          October 2, 2000
----------------------------------
Steven E. Frushtick

/s/ Eric Goodman                         Director          October 2, 2000
----------------------------------
Eric Goodman

/s/ Thor Hanson                          Director          October 2, 2000
----------------------------------
Thor Hanson

/s/ Colette F. Vargas                    Director          October 2, 2000
----------------------------------
Colette F. Vargas

/s/ Robert S. Rubinstein                 Director          October 2, 2000
----------------------------------
Robert S. Rubinstein

/s/ Peter P. Post                        Director          October 2, 2000
----------------------------------
Peter P. Post

/s/ Tom A. Schlossberg                   Director          October 2, 2000
----------------------------------
Tom A. Schlossberg                       (Principal
                                         Executive Officer)

/s/ Cor H. Verhagen                      Director          October 2, 2000
----------------------------------
Cor H. Verhagen

/s/ E. Kirby Warren                      Director          October 2, 2000
----------------------------------
E. Kirby Warren

/s/ Brenda K. Clancy                     Treasurer         October 2, 2000
----------------------------------
Brenda K. Clancy

                                                                Registration No.
                                                                        33-83560

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                               ________________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                    AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

                               ________________

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.    Description of Exhibit                                  Page No.*
-----------    ----------------------                                  ---------

(8)(b)(2)      Amendment No. 15 to Participation Agreement among
               WRL Series Fund, Inc., PFL Life Insurance Company,
               AUSA Life Insurance Company, Inc., and Peoples Life Insurance Company.

(8)(d)(1)      Amendment to Schedule A of the Participation
               Agreement by and between AUSA Life Insurance
               Company, Inc. and Endeavor Series Trust.

(8)(h)         Participation Agreement by and between Janus Aspen
               Series and AUSA Life Insurance Company, Inc.

(10)(a)        Consent of Independent Auditor


_________________________
* Page numbers included only in manually executed original.